1933 Act File No. 33-46431
                                                      1940 Act File No. 811-6607

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.        .....................

    Post-Effective Amendment No.  20 .......................        X

                                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   23 .....................................        X

                               DG INVESTOR SERIES

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X  on June 30, 1998, pursuant to paragraph (b)
 _  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of DG INVESTOR SERIES which consists of nine portfolios: (1) DG Treasury Money Market Fund (formerly, DG U.S. Government Money Market Fund), (2) DG Limited Term Government Income Fund,
(3) DG Government Income Fund, (4) DG Equity Fund, (5) DG Municipal Income Fund,
(6) DG Opportunity Fund, (7) DG Prime Money Market Fund, (8) DG International Equity Fund and (9) DG Mid Cap Fund, relates to all portfolios except DG Mid Cap Fund, and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)
Item 1.     Cover Page....................(1-9) Cover Page.
Item 2.     Synopsis......................(1-8) Synopsis; (1-8) Year 2000
                                          Statement; (2,3,4,5,6,8) Risk
                                          Factors; (9) General Information;(1-9)
                                          Summary of Fund Expenses; (1-8)
                                          Financial Highlights.
Item 3.     Condensed Financial
            Information                   (1-9) Performance Information.
Item 4.     General Description of
            Registrant....................(1-8) Objectives and Policies of Each
                                          Fund; (9) Investment Information; (9)
                                          Investment Objective; (9) Investment
                                          Policies; (1-9) Investment
                                          Limitations; (1) Treasury Money Market
                                          Fund; (2) Limited Term Fund;
                                          (3)Government Income Fund; (4) Equity
                                          Fund; (5) Municipal Income Fund; (6)
                                          Opportunity Fund; (7) Prime Money
                                          Market Fund; (7) Investment Risks; (8)
                                          International Equity Fund; (1-8)
                                          Portfolio Investments and Strategies;
                                          (2,3,4,5,6,8) Put and Call Options;
                                          (2,3,4,5,6,8) Futures Contracts and
                                          Options on Futures; (1-8) Repurchase
                                          Agreements; (1-8) When-Issued and
                                          Delayed Delivery Transactions; (1-8)
                                          Lending of Portfolio Securities;
                                          (2,3,4,5,6,8) Temporary Investments;
                                          (1-8) Investing in Securities of Other
                                          Investment Companies; (2,3,4,5,6,8)
                                          Restricted and Illiquid Securities;
                                          (2,3,4,5,6,8) Fixed Income Securities.
Item 5.     Management of the Fund........(2,3,4,5,6,8,9) DG Investor Series
                                          Information;(1,7) Trust Information;
                                          (1-9) Management of the Trust;
                                          (1-9) Distribution of Fund Shares;
                                          (1-9) Administration of the Fund(s);
                                          (7,8,9) Administration of the Fund;
                                          (2,3,4,5,6,8,9) Brokerage
                                          Transactions; (1-9) Expenses of the
                                          Fund(s).
Item 6.     Capital Stock and Other
            Securities....................(2,3,4,5,6,8,9) Dividends and
                                          Distributions; (1,7) Account and Share
                                          Information; (2,3,4,5,6,8,9)
                                          Shareholder Information;
                                          (2,3,4,5,6,8,9) Voting Rights; (1-9)
                                          Tax Information; (1-9) Federal Income
                                          Tax; (5) Additional Tax Information
                                          for Municipal Income Fund;
                                          (2,3,4,5,6,8) Other State and Local
                                          Taxes; (1,7,9) State and Local Taxes;
                                          (1-9) Effect of Banking Laws.
Item 7.     Purchase of Securities Being
            Offered.......................(1-9) Net Asset Value; (1-9) Investing
                                          in the Fund(s); (1-9) Share Purchases;
                                          (1-9) Minimum Investment Required;
                                          (2,3,4,5,6,8) What Shares Cost;
                                          (2,3,4,5,6,8) Reducing the Sales
                                          Charge; (1-9) Systematic Investment
                                          Program; (2,3,4,5,6,8) Certificates
                                          and Confirmations; (9) Confirmations
                                          and Account Statements; (1-9) Exchange
                                          Privilege; (1-9) Exchanging Shares.
Item 8.     Redemption or Repurchase......(1-9) Redeeming Shares; (1-9) Through
                                          the Bank; (1-9) Systematic Withdrawal
                                          Program; (2,3,4,5,6,8,9)
                                          Accounts With Low Balances.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-9) Cover Page.
Item 11.    Table of Contents             (1-9) Table of Contents.
Item 12.    General Information and
            History                       (2,3,4,5,6,8,9) General Information
                                          About the Fund(s).
Item 13.    Investment Objectives and
            Policies                      (1-9) Investment Objective(s) and
                                          Policies; (1) Treasury Money Market
                                          Fund; (2,3) Limited Term and
                                          Government Income Fund; (4,6) Equity
                                          Fund and Opportunity Fund; (5)
                                          Municipal Income Fund; (7) Prime Money
                                          Market Fund; (8) International Equity
                                          Fund; (1-8) Investment Policies and
                                          Strategies; (1-9) Investment
                                          Limitations.
Item 14.    Management of the Fund        (1-9) DG Investor Series Management.
Item 15.    Control Persons and Principal
            Holders of Securities         (1-9) Trust Ownership; (1-9)
                                          Trustees' Compensation; (1-9) Trustee
                                          Liability.
Item 16.    Investment Advisory and Other
            Services                      (1-9) Investment Advisory Services;
                                          (1-9) Other Services.
Item 17.    Brokerage Allocation          (1-9) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered                       (1-9) Purchasing Shares; (1-9)
                                          Determining Net Asset Value; (1-9)
                                          Exchange Privilege; (1-9) Redeeming
                                          Shares; (1-9) Massachusetts
                                          Partnership Law.
Item 20.    Tax Status                    (1-9) Tax Status.
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
            Data                          (2,3,4,5,6,8,9) Performance
                                          Comparisons; (1,7) Performance
                                          Information; (2,3,4,5,6,8,9) Yield;
                                          (2,3,4,5,6,8,9) Total Return; (5)
                                          Tax-Equivalent Yield.
Item 23.    Financial Statements..........(1-8) Incorporated by reference to the Registrant's Annual Reports dated
                                          February 28, 1998 (File Nos.
                                          33-46431 and 811-6607); (9) To be
                                          filed by amendment.







DG INVESTOR SERIES
STOCK AND BOND FUNDS

PROSPECTUS

DG Investor Series (the "Trust") is an open-end, management investment company (a mutual fund). This combined prospectus offers investors interests in the following six separate investment portfolios (individually or collectively referred to as the "Fund" or "Funds" as the context requires), each having a distinct investment objective and policies:

     - DG Equity Fund;

     - DG Opportunity Fund;

     - DG International Equity Fund;

     - DG Limited Term Government Income Fund;

     - DG Government Income Fund; and

     - DG Municipal Income Fund.

This combined prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF DEPOSIT GUARANTY NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY DEPOSIT GUARANTY NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


The Funds have also filed a Statement of Additional Information dated June 30, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-530-7377. To obtain other information, or make inquiries about any of the Funds, contact the Trust at the address listed on the back of this prospectus, or you can visit the DG Investor Series' Internet site on the World Wide Web at (www.dgb.com). The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated June 30, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------


  Year 2000 Statement                                                          2


  Risk Factors                                                                 2


SUMMARY OF FUND EXPENSES                                                       3
------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           4

------------------------------------------------------


OBJECTIVE AND POLICIES OF EACH FUND                                            6

------------------------------------------------------


  Equity Fund                                                                  6


  Opportunity Fund                                                             7


  International Equity Fund                                                    8


  Limited Term Fund                                                           15


  Government Income Fund                                                      17


  Municipal Income Fund                                                       17



PORTFOLIO INVESTMENTS AND STRATEGIES                                          20

------------------------------------------------------


  Put and Call Options                                                        20


  Futures Contracts and Options
     on Futures                                                               20


  Repurchase Agreements                                                       21


  When-Issued and Delayed
     Delivery Transactions                                                    22


  Lending of Portfolio Securities                                             22


  Temporary Investments                                                       22


  Investing in Securities of
     Other Investment Companies                                               22


  Restricted and Illiquid Securities                                          22


  Fixed Income Securities                                                     23



INVESTMENT LIMITATIONS                                                        23

------------------------------------------------------


DG INVESTOR SERIES INFORMATION                                                23

------------------------------------------------------


  Management of the Trust                                                     23


  Distribution of Fund Shares                                                 26



ADMINISTRATION OF THE FUNDS                                                   27

------------------------------------------------------


  Brokerage Transactions                                                      27


  Expenses of the Funds                                                       27



NET ASSET VALUE                                                               28

------------------------------------------------------


INVESTING IN THE FUNDS                                                        28

------------------------------------------------------


  Share Purchases                                                             28


  Minimum Investment Required                                                 28


  What Shares Cost                                                            29


  Reducing the Sales Charge                                                   30


  Systematic Investment Program                                               31


  Certificates and Confirmations                                              31


  Dividends and Distributions                                                 32



EXCHANGE PRIVILEGE                                                            32

------------------------------------------------------


  Exchanging Shares                                                           32



REDEEMING SHARES                                                              33

------------------------------------------------------


  Through the Bank                                                            33


  Systematic Withdrawal Program                                               34


  Accounts With Low Balances                                                  34



SHAREHOLDER INFORMATION                                                       35

------------------------------------------------------


  Voting Rights                                                               35



EFFECT OF BANKING LAWS                                                        36

------------------------------------------------------


TAX INFORMATION                                                               36

------------------------------------------------------


  Federal Income Tax                                                          36


  Additional Tax Information for
     Municipal Income Fund                                                    37


  Other State and Local Taxes                                                 37



PERFORMANCE INFORMATION                                                       37

------------------------------------------------------


ADDRESSES                                                                     39

------------------------------------------------------

SYNOPSIS
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Shares of the Funds are designed for retail and trust customers of Deposit Guaranty National Bank and its affiliates as a convenient means of participating in professionally managed, diversified portfolios.

As of the date of this prospectus, the Trust is composed of nine portfolios. The following six portfolios are offered in this prospectus:


     - DG Equity Fund ("Equity Fund")--seeks to provide long-term capital appreciation (and current income as a secondary objective) by investing at least 70% of its assets in equity securities including large capitalization stocks that, in the opinion of the adviser, have potential to provide for capital appreciation and current income;


     - DG Opportunity Fund ("Opportunity Fund")--seeks to provide capital appreciation by investing primarily in a portfolio of equity securities comprising the small capitalization sector of the United States equity market;


     - DG International Equity Fund ("International Equity Fund")--seeks to provide capital appreciation by investing primarily in a portfolio of non-U.S. securities, of which a substantial portion will be equity securities of companies in economically developed countries that Lazard Asset Management ("Lazard" or the "Sub-Adviser") considers inexpensively priced relative to the return on total capital or equity;


     - DG Limited Term Government Income Fund ("Limited Term Fund")--seeks to provide current income, while maintaining a weighted-average duration which will at all times be limited to between one and three years;

     - DG Government Income Fund ("Government Income Fund")--seeks to provide current income by investing primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities; and

     - DG Municipal Income Fund ("Municipal Income Fund")--seeks to provide dividend income that is exempt from federal regular income tax by investing primarily in municipal securities.


For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund. Subsequent investments must be in amounts of at least $100. Shares of each Fund are sold at net asset value plus any applicable sales charge, and are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by ParkSouth Corporation (the "Adviser"). International Equity Fund is sub-advised by Lazard and Opportunity Fund is sub-advised by Womack Asset Management, Inc. ("Womack" or the "Sub-Adviser").

YEAR 2000 STATEMENT



Like other mutual funds and business organizations worldwide, the Funds' service providers (among them, the Adviser, Sub-Adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to the lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Funds and their service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Funds' operations.

RISK FACTORS


Investors should be aware of the following general considerations: market values of fixed income securities, which constitute a major part of the investments of some Funds, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which some Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. Shareholders of Municipal Income Fund may be subject to the federal alternative minimum tax on that part of its dividends derived from interest on certain municipal securities. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into financial futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options, and variable rate securities are described under "Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES


                                                                                       DG               DG          DG
                                           DG          DG             DG          LIMITED TERM      GOVERNMENT   MUNICIPAL
                                         EQUITY   INTERNATIONAL   OPPORTUNITY   GOVERNMENT INCOME     INCOME      INCOME
                                          FUND     EQUITY FUND       FUND             FUND             FUND        FUND
                                         ------   -------------   -----------   -----------------   ----------   ---------
Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price).................       3.50%         None          3.50%            2.00%           2.00%        2.00%
Maximum Sales Charge Imposed on
  Reinvested Dividends (as a
  percentage of offering price)...        None         None           None             None            None         None
Contingent Deferred Sales Charge
  (as a percentage of original
  purchase price or redemption
  proceeds, as applicable)........        None         None           None             None            None         None
Redemption Fee (as a percentage of
  amount redeemed, if
  applicable).....................        None         None           None             None            None         None
Exchange Fee......................        None         None           None             None            None         None
                                              ANNUAL FUND OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after
  waiver)(1)......................       0.75%        0.50%          0.84%            0.44%           0.54%        0.29%
12b-1 Fees(2).....................       0.00%        0.00%          0.00%            0.00%           0.00%        0.00%
Total Other Expenses (after
  waiver)(3)......................       0.24%        1.27%          0.36%            0.36%           0.26%        0.47%
  Shareholder Services Fees.......       0.15%        0.15%          0.15%            0.15%           0.15%        0.15%
    Total Fund Operating
      Expenses(4).................       0.99%        1.77%          1.20%            0.80%           0.80%        0.76%



(1) The management fees of DG International Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, and DG Municipal Income Fund have been reduced to reflect the voluntary waivers by the Adviser. The Adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fees for these Funds are 1.00%, 0.95%, 0.60%, 0.60%, and 0.60%.


(2) As of the date of this prospectus, the Funds are not paying or accruing 12b-1 fees. The Funds will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. DG Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, and DG Municipal Income Fund could each pay 0.35% as a 12b-1 fee to the distributor. DG International Equity Fund could pay 0.25% as a 12b-1 fee to the distributor.


(3) Other expenses for DG Municipal Income Fund have been reduced to reflect the voluntary waiver of a portion of the administration fee. The administrator can terminate this voluntary waiver at any time at its sole discretion. The maximum Total Other Expenses for DG Municipal Income Fund was 0.54%.



(4) Total Fund Operating Expenses above for the DG International Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, and DG Government Income Fund would have been 2.27%, 1.31%, 0.96%, and 0.86%, respectively absent the voluntary waiver described in note (1) above. Total Fund Operating Expenses above for DG Municipal Income Fund would have been 1.14% absent the voluntary waivers described in note (1) and note (3) above.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "DG INVESTOR SERIES INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


                          EXAMPLE                               1 Year     3 Years     5 Years    10 Years
                          -------                              --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000 investment
  assuming (1) 5% annual return, (2) redemption at the end
  of each time period, and (3) payment of the maximum sales
  charge. The Funds charge no contingent deferred sales
  charges.
  DG Equity Fund............................................     $45         $65         $88        $152
  DG International Equity Fund..............................     $18         $56         $96        $208
  DG Opportunity Fund.......................................     $47         $72         $99        $175
  DG Limited Term Government Income Fund....................     $28         $45         $64        $117
  DG Government Income Fund.................................     $28         $45         $64        $117
  DG Municipal Income Fund..................................     $28         $44         $61        $112



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


The following table has been audited by KPMG Peat Marwick LLP, the Funds' independent auditors. Their report dated April 10, 1998 on the Funds' financial statements and financial highlights is included in the Annual Report dated February 28, 1998. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Funds.



                                                      NET REALIZED
                                                     AND UNREALIZED                 DISTRIBUTIONS
                            NET ASSET      NET        GAIN/(LOSS)       TOTAL      TO SHAREHOLDERS    DISTRIBUTIONS
                             VALUE,     INVESTMENT   ON INVESTMENTS      FROM         FROM NET       TO SHAREHOLDERS
        YEAR ENDED          BEGINNING     INCOME      AND FOREIGN     INVESTMENT     INVESTMENT      IN EXCESS OF NET
    FEBRUARY 28 OR 29,      OF PERIOD     (LOSS)       CURRENCIES     OPERATIONS       INCOME        INVESTMENT LOSS
---------------------------------------------------------------------------------------------------------------------
DG EQUITY FUND
1993(a)                      $10.00        0.12           0.52           0.64           (0.10)               --
1994                         $10.54        0.14           0.38           0.52           (0.14)               --
1995                         $10.87        0.16           0.71           0.87           (0.16)               --
1996                         $11.41        0.16           3.63           3.79           (0.17)               --
1997                         $14.49        0.14           2.54           2.68           (0.14)               --
1998                         $16.68        0.11           6.48           6.59           (0.11)               --
DG INTERNATIONAL EQUITY FUND
1998(c)                      $10.00       (0.02)*         0.49           0.47              --             (0.01)
DG OPPORTUNITY FUND
1995(b)                      $10.00        0.02           1.17           1.19           (0.02)               --
1996                         $11.15          --           3.30           3.30              --                --
1997                         $12.79       (0.03)          1.60           1.57              --                --
1998                         $13.53       (0.05)          4.90           4.85              --                --
DG LIMITED TERM GOVERNMENT INCOME
  FUND
1993(a)                      $10.00        0.36           0.07           0.43           (0.36)               --
1994                         $10.07        0.52          (0.17)          0.35           (0.52)               --
1995                         $ 9.87        0.49          (0.23)          0.26           (0.48)               --
1996                         $ 9.65        0.54           0.15           0.69           (0.54)               --
1997                         $ 9.80        0.52          (0.08)          0.44           (0.53)               --
1998                         $ 9.71        0.51           0.07           0.58           (0.51)               --
DG GOVERNMENT INCOME FUND
1993(a)                      $10.00        0.37           0.25           0.62           (0.37)               --
1994                         $10.25        0.55          (0.09)          0.46           (0.55)               --
1995                         $ 9.90        0.54          (0.44)          0.10           (0.53)               --
1996                         $ 9.47        0.58           0.41           0.99           (0.59)               --
1997                         $ 9.87        0.57          (0.18)          0.39           (0.57)               --
1998                         $ 9.69        0.55           0.38           0.93           (0.55)               --
DG MUNICIPAL INCOME FUND
1993(d)                      $10.00        0.07           0.49           0.56           (0.05)               --
1994                         $10.51        0.48           0.08           0.56           (0.49)               --
1995                         $10.57        0.49          (0.43)          0.06           (0.48)               --
1996                         $10.15        0.49           0.50           0.99           (0.48)               --
1997                         $10.66        0.49          (0.07)          0.42           (0.48)               --
1998                         $10.59        0.47           0.32           0.79           (0.47)               --
---------------------------------------------------------------------------------------------------------------------

                             DISTRIBUTIONS
                            TO SHAREHOLDERS
                               FROM NET
                             REALIZED GAIN
                             ON INVESTMENT
                             TRANSACTIONS
        YEAR ENDED            AND FOREIGN
    FEBRUARY 28 OR 29,        CURRENCIES
--------------------------  ---------------
DG EQUITY FUND
1993(a)                             --
1994                             (0.05)
1995                             (0.17)
1996                             (0.54)
1997                             (0.35)
1998                             (0.15)
DG INTERNATIONAL EQUITY FU
1998(c)                             --
DG OPPORTUNITY FUND
1995(b)                          (0.02)
1996                             (1.66)
1997                             (0.83)
1998                             (2.54)
DG LIMITED TERM GOVERNMENT
  FUND
1993(a)                             --
1994                             (0.03)
1995                                --
1996                                --
1997                                --
1998                                --
DG GOVERNMENT INCOME FUND
1993(a)                             --
1994                             (0.25)
1995                                --
1996                                --
1997                                --
1998                                --
DG MUNICIPAL INCOME FUND
1993(d)                             --
1994                             (0.01)
1995                                --
1996                                --
1997                             (0.01)
1998                             (0.02)
--------------------------



 * Per share information presented is based upon the monthly average number of shares outstanding.


(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Reflects operations for the period from August 1, 1994 (date of initial public investment) to February 28, 1995.

(c) Reflects operations for the period from August 15, 1997 (date of initial public investment) to February 28, 1998.


(d) Reflects operations for the period from December 29, 1992 (date of initial public investment) to February 28, 1993.

--------------------------------------------------------------------------------

   DISTRIBUTIONS
  TO SHAREHOLDERS                                                         RATIOS TO AVERAGE NET ASSETS
     IN EXCESS                                                -----------------------------------------------------
      OF NET                         NET ASSET                                NET                      NET ASSETS,    PORTFOLIO
   REALIZED GAIN        TOTAL       VALUE, END      TOTAL                 INVESTMENT      EXPENSE     END OF PERIOD   TURNOVER
  ON INVESTMENTS    DISTRIBUTIONS    OF PERIOD    RETURN(e)   EXPENSES   INCOME/(LOSS)   WAIVER(g)    (000 OMITTED)     RATE
  -----------------------------------------------------------------------------------------------------------------------------
          --            (0.10)        $10.54         6.40%      0.51%(f)      2.15%(f)      0.53%(f)    $181,239          28%
          --            (0.19)        $10.87         4.99%      0.96%         1.38%         0.01%       $284,203           7%
          --            (0.33)        $11.41         8.23%      0.95%         1.54%           --        $259,998           1%
          --            (0.71)        $14.49        33.73%      0.94%         1.24%           --        $385,145          15%
          --            (0.49)        $16.68        18.79%      0.92%         0.95%           --        $490,392           7%
          --            (0.26)        $23.01        39.74%      0.99%         0.54%           --        $715,631           6%
          --            (0.01)        $10.46         4.71%      1.77%(f)     (0.48)%(f)     0.50%(f)    $ 26,533          21%
          --            (0.04)        $11.15        11.84%      0.79%(f)      0.06%(f)      1.34%(f)    $ 36,664          45%
          --            (1.66)        $12.79        31.42%      1.17%           --          0.35%       $ 53,477         154%
          --            (0.83)        $13.53        12.08%      1.14%        (0.24)%        0.16%       $ 80,527         116%
          --            (2.54)        $15.84        37.81%      1.20%        (0.39)%        0.11%       $122,872         180%
          --            (0.36)        $10.07         4.43%      0.50%(f)      6.25%(f)      0.42%(f)    $ 99,921          18%
          --            (0.55)        $ 9.87         3.52%      0.59%         5.21%         0.29%       $116,600          76%
          --            (0.48)        $ 9.65         2.72%      0.63%         5.00%         0.25%       $ 96,216          14%
          --            (0.54)        $ 9.80         7.34%      0.69%         5.49%         0.20%       $ 93,276          56%
          --            (0.53)        $ 9.71         4.66%      0.68%         5.39%         0.20%       $ 84,385          28%
          --            (0.51)        $ 9.78         6.16%      0.80%         5.21%         0.16%       $ 59,137          42%
          --            (0.37)        $10.25         6.40%      0.50%(f)      6.45%(f)      0.41%(f)    $111,435          78%
       (0.01)(h)        (0.81)        $ 9.90         4.55%      0.70%         5.34%         0.19%       $118,695          49%
          --            (0.53)        $ 9.47         1.20%      0.68%         5.79%         0.15%       $168,313          31%
          --            (0.59)        $ 9.87        10.70%      0.72%         5.96%         0.10%       $184,226          87%
          --            (0.57)        $ 9.69         4.07%      0.70%         5.82%         0.10%       $249,618           7%
          --            (0.55)        $10.07         9.90%      0.80%         5.62%         0.06%       $270,404          25%
          --            (0.05)        $10.51         5.65%      0.48%(f)      4.11%(f)      1.02%(f)    $ 15,644          93%
          --            (0.50)        $10.57         5.34%      0.74%         4.60%         0.67%       $ 34,435           9%
          --            (0.48)        $10.15         0.81%      0.75%         4.93%         0.41%       $ 41,542           9%
          --            (0.48)        $10.66         9.96%      0.70%         4.65%         0.47%       $ 44,578          20%
          --            (0.49)        $10.59         4.12%      0.70%         4.69%         0.46%       $ 46,928           9%
          --            (0.49)        $10.89         7.70%      0.76%         4.40%         0.38%       $ 48,579           6%

   DISTRIBUTIONS
  TO SHAREHOLDERS
     IN EXCESS
      OF NET        AVERAGE
   REALIZED GAIN   COMMISSION
  ON INVESTMENTS    PAID(I)
  ---------------  ----------
          --             --
          --             --
          --        $0.0653
          --        $0.0761
          --        $0.0627
          --        $0.0273
          --             --
          --        $0.0098
          --        $0.0568
          --        $0.0630
          --             --
          --             --
          --             --
       (0.01)(h)         --
          --             --
          --             --
          --             --
          --             --
          --             --


--------------------------------------------------------------------------------

(e) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(f) Computed on an annualized basis.

(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(h) This distribution does not represent a return of capital for federal tax purposes.


(i) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

OBJECTIVE AND POLICIES OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the Statement of Additional Information.

EQUITY FUND

The primary investment objective of Equity Fund is to provide long-term capital appreciation. Current income is a secondary objective. Equity Fund pursues its investment objectives by investing at least 70% of its assets in equity securities. The equity securities in which the Equity Fund may invest include, but are not limited to, large capitalization stocks which, in the opinion of the Adviser, have potential to provide for capital appreciation and current income. Issuers of large capitalization stocks have equity market valuation in excess of $1 billion.

ACCEPTABLE INVESTMENTS.  Consistent with the above, Equity Fund may invest in:

     - common stock of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets, preferred stock of such companies, warrants, and preferred stock convertible into common stock of such companies;


     - investments in American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. (For a description of certain risks associated with investing in foreign companies, see "International Equity Fund-Risks Associated with Investing in Foreign Companies.");


     - convertible bonds rated at least BBB by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch"), or at least Baa by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, are determined by the Adviser to be of comparable quality;

     - money market instruments rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

     - fixed rate notes and bonds and adjustable and variable rate notes of companies whose common stock it may acquire rated BBB or better by S&P or Baa or better by Moody's;

     - zero coupon convertible securities; and

     - obligations, including certificates of deposit and bankers' acceptances, of banks or savings associations having at least $1 billion in deposits as of the date of their most recently published financial statements and which are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit

       Insurance Corporation ("FDIC"), including U.S. branches of foreign banks and foreign branches of U.S. banks.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Equity Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist Equity Fund in achieving its investment objective. Otherwise, Equity Fund may hold or trade convertible securities. In selecting convertible securities for Equity Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

CERTAIN OTHER PORTFOLIO STRATEGIES. Equity Fund may also invest or engage in repurchase agreements, securities of foreign issuers, put and call options, futures contracts and options on futures, lending of portfolio securities, when-issued and delayed delivery transactions, temporary investments and securities of other investment companies. See "Portfolio Investments and Strategies."

OPPORTUNITY FUND

The investment objective of Opportunity Fund is to provide capital appreciation. Opportunity Fund pursues its investment objective by investing primarily in a portfolio of equity securities comprising the small capitalization sector of the United States equity market. In the Adviser's opinion, small capitalization stocks have special value in the marketplace and can provide greater growth of principal than large capitalization stocks, but will not necessarily do so. Opportunity Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. Under normal market conditions, Opportunity Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization of less than $1 billion.

In pursuing its investment objective, Opportunity Fund will employ investment strategies that utilize a fundamental growth-oriented approach along with technical analysis and valuation relative to the S&P 500 and the stock market to select the small capitalization stocks which will comprise Opportunity Fund's investment portfolio.

ACCEPTABLE INVESTMENTS. Opportunity Fund may invest in common stocks, convertible bonds, ADRs, money market instruments, fixed rate notes and bonds and adjustable and variable rate notes, and obligations of banks or savings associations of the kind that are described under "Equity Fund-

Acceptable Investments." (For a description of certain risks associated with investing in foreign companies, see "International Equity Fund-Risks Associated with Investing in Foreign Companies.")

INVESTMENT RISKS. As with other mutual funds that invest primarily in equity securities, Opportunity Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because Opportunity Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in Opportunity Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Composite Stock Price Index ("S&P 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that Opportunity Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.


PORTFOLIO TURNOVER. Although Opportunity Fund does not intend to invest for the purpose of seeking short-term profits, securities in the portfolio will be sold whenever the Adviser or Sub-Adviser believes it is appropriate to do so in light of Opportunity Fund's investment objective, without regard to the length of time a particular security may have been held. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by Opportunity Fund's shareholders. During the fiscal years ended February 28, 1998 and February 28, 1997, Opportunity Fund's portfolio turnover rates were 180% and 116%, respectively.

CERTAIN PORTFOLIO STRATEGIES. Opportunity Fund may also invest or engage in repurchase agreements, securities of foreign issuers, put and call options, futures contracts and options on futures, when-issued and delayed delivery transactions, lending of portfolio securities, temporary investments and securities of other investment companies. See "Portfolio Investments and Strategies."

INTERNATIONAL EQUITY FUND


The investment objective of International Equity Fund is to seek capital appreciation. International Equity pursues its investment objective by investing primarily in non-U.S. securities. A substantial portion of these will be equity securities of companies in economically developed countries that Lazard considers inexpensively priced relative to the return on total capital or equity.


ACCEPTABLE INVESTMENTS. The International Equity Fund will normally invest at least 65%, and under normal market conditions substantially all, of its total assets in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored ADRs, Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"). In addition, International Equity Fund may invest up to 40% of its total assets in equity securities of companies located in countries having emerging markets. International Equity Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements, and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.


EQUITY SECURITIES. International Equity Fund will commit its assets primarily to equity securities. In selecting investments for International Equity Fund, Lazard Asset Management attempts to identify inexpensive markets worldwide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. In addition, the Sub-Adviser seeks to identify companies that it believes are financially productive and undervalued in those markets. The Sub-Adviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).


The Sub-Adviser recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, the Sub-Adviser relies on its research capabilities and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of "local knowledge" that it believes is critical to successful investment abroad. To this end, the Sub-Adviser communicates with its affiliates, Lazard & Cie. in Paris, Lazard Brothers & Co. Ltd. in London and Lazard Japan Asset Management K.K. in Tokyo, for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates of the Sub-Adviser will be limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities.


FIXED INCOME AND OTHER SECURITIES. As a temporary defensive position, International Equity Fund may invest up to 100% of its total assets in fixed income securities, warrants, or other obligations of foreign companies or governments, if they appear to offer potential higher return. Fixed income securities include preferred stock, convertible securities, bonds, notes, or other debt securities which are investment grade or higher. However, in no event will International Equity Fund invest more than 25% of its total assets in the debt securities of any one foreign country.

The high-quality debt securities in which International Equity Fund will invest will possess a minimum credit rating of A as assigned by S&P or A by Moody's, or, if unrated, will be judged by the Adviser or Sub-Adviser to be of comparable quality. Because the average quality of International Equity Fund's debt securities should remain constantly between A and AAA, International Equity Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Sub-Adviser. The Sub-Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

DEPOSITARY RECEIPTS. International Equity Fund may invest in foreign issuers by purchasing sponsored or unsponsored ADRs, GDRs, and EDRs. ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary

receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle International Equity Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

FORWARD COMMITMENTS. Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. International Equity Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on International Equity Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although International Equity Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.

MONEY MARKET INSTRUMENTS. International Equity Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. The commercial paper in which International Equity Fund invests will be rated A-1 by S&P or P-1 by Moody's. These investments may be used to temporarily invest cash received from the sale of International Equity Fund shares, to establish and maintain reserves (up to 100% of International Equity Fund's assets) for temporary defensive purposes, or to take advantage of market opportunities. Investments in the World Bank, Asian Development Bank, or Inter-American Development Bank are not anticipated.

FOREIGN CURRENCY TRANSACTIONS. International Equity Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.


International Equity Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by International Equity Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to International Equity Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time International Equity Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. International Equity Fund will not enter into a forward contract with a term of more than one

year. International Equity Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

International Equity Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of International Equity Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of International Equity Fund will be served. International Equity Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.

SHORT SALES. International Equity Fund intends to sell securities it owns or has a right to acquire short from time to time, subject to certain restrictions. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When International Equity Fund enters into a short sale, assets, equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.


EMERGING MARKET SECURITIES. International Equity Fund may invest up to 40% of its total assets in equity securities of companies located in countries having emerging markets. International Equity Fund's Sub-Adviser considers countries having emerging markets to be all countries that are generally considered to have developing or emerging markets or economies. Furthermore, the Sub-Adviser considers emerging market countries to be all countries considered by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities, as developing.

Generally included in emerging markets are all countries in the world except Australia, Canada, Japan, New Zealand, the United States, and most western European countries. The International Equity Fund will focus on countries which the Sub-Adviser believes to have strongly developing economies and markets including, among others, the following countries: Argentina, Bolivia, Botswana, Brazil, Chile, China, Colombia, Cyprus, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Jamaica, Jordan, Kenya, Korea, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Russia, Singapore, Slovakia, South Africa, Sri Lanka, Swaziland, Taiwan, Thailand, Tunisia, Turkey, Uruguay, Venezuela, and Zimbabwe. International Equity Fund may invest in countries other than those defined above, if , in the opinion of the Sub-Adviser, they are considered to have emerging markets. While the Sub-Adviser considers the above-mentioned countries eligible for investment, International Equity Fund will not be invested in all such markets at all times.

Furthermore, International Equity Fund may not pursue investment in such countries if, in the opinion of the Sub-Adviser, any of the following conditions prevail: lack of adequate custody of the Fund's assets, overly burdensome restrictions and repatriation, lack of an organized and liquid market, or unacceptable political or other risks.

Emerging markets companies are defined as (i) those for which the principal securities trading market is an emerging market country, as described above;
(ii) those which are organized under the laws of, or with a principal office in, an emerging market country; or (iii) those, wherever organized or traded, who derive (directly or indirectly through subsidiaries) at least 50% of their total assets, capitalization, gross revenue or profit from its most current year from goods produced, services performed, or sales made in such emerging market countries.

RISKS ASSOCIATED WITH INVESTING IN FOREIGN COMPANIES. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, International Equity Fund diversifies its investments among foreign countries. At least three different countries will always be represented.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of emerging market countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. International Equity Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of International Equity Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of International Equity Fund to make intended security purchases due to settlement problems could cause International Equity Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to International Equity Fund due to subsequent declines in value of the portfolio security or, if International Equity Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Other differences between investing in foreign and U.S. companies include:

     - less publicly available information about foreign companies;

     - the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

     - less readily available market quotations on foreign companies;

     - differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

     - differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

     - the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities, which could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

     - the likelihood that foreign securities may be less liquid or more volatile;

     - higher foreign brokerage commissions;

     - unreliable mail service between countries;

     - political or financial changes which adversely affect investments in some countries;

     - increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

     - requirements of certain markets that payment for securities be made before delivery;

     - religious and ethnic instability; and

     - certain national policies which may restrict the Fund's investment opportunities, including those restricting investment in issuers or industries deemed sensitive to national interests.

ADDITIONAL RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS. Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.

Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present a greater risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have greater restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights, than developed countries.

The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as International Equity Fund. Investors are advised that when such policies are instituted, International Equity Fund will abide by them.

CURRENCY RISKS. Because the majority of the securities purchased by International Equity Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect International Equity Fund's net asset value; the value of interest earned; gains and losses realized on the sales of securities; and net investment income and capital gain, if any, to be distributed to shareholders by International Equity Fund. If the value of a foreign currency rises against the U.S. dollar, the value of International Equity Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of International Equity Fund's assets denominated in that currency will decrease.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although International Equity Fund values its assets daily in U.S. dollars, International Equity Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When International Equity Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

NON-DIVERSIFICATION. International Equity Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in International Equity Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of International Equity Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in International Equity Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers.

International Equity Fund intends to comply with Subchapter M of the Internal Revenue Code, as amended. This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of International Equity Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; and beyond that, that no more than 25% of its total assets are invested in the securities of a single issuer.

CERTAIN PORTFOLIO STRATEGIES. International Equity Fund may also invest or engage in put and call options, futures contracts and options on futures, repurchase agreements, lending of portfolio securi-ties, when-issued and delayed delivery transactions and securities of other investment companies. See "Portfolio Investments and Strategies."

LIMITED TERM FUND

The investment objective of Limited Term Fund is current income, while maintaining a weighted-average duration which will at all times be limited to between one and three years. Limited Term Fund pursues its investment objective by investing primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Limited Term Fund may also invest in corporate bonds, asset-backed securities and bank instruments. Under normal circumstances, Limited Term Fund will invest at least 65% of the value of its total assets in U.S. government securities.

The net asset value of Limited Term Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average portfolio maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, careful credit analysis and security selection, and adjustments of Limited Term Fund's average portfolio maturity. In periods of rising interest rates and falling bond prices, the Adviser may shorten Limited Term Fund's average duration to minimize the effect of declining bond values on its net asset value.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which Limited Term Fund will invest include:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     - notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

CORPORATE BONDS. Limited Term Fund may invest in issues of corporate debt obligations which are rated in one of the three highest categories by a nationally recognized statistical rating organization (rated Aaa, Aa, or A by Moody's; AAA, AA, or A by S&P or by Fitch, or which are of comparable quality in the judgment of the Adviser).

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but may be collateralized by whole loans or private pass-through securities.

     Limited Term Fund and Government Income Fund will only invest in CMOs which are rated AAA by a nationally recognized rating agency, and which may be:
     (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Limited Term Fund may invest in asset-backed securities rated A or higher by a nationally recognized rating agency. The collateral for such securities will consist of motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

BANK INSTRUMENTS. Limited Term Fund only invests in bank instruments issued by an institution having capital, surplus and undivided profits over $100 million, or insured by BIF or SAIF.

AVERAGE PORTFOLIO DURATION. Although Limited Term Fund will not maintain a stable net asset value, the Adviser will seek to limit, to the extent consistent with its investment objective of current income, the magnitude of fluctuations in Limited Term Fund's net asset value by limiting the dollar-weighted average duration of the portfolio. Although the dollar-weighted average duration will not exceed three years, the weighted average maturity of Limited Term Fund's portfolio could be longer than three years. Generally, the duration of a security is shorter than the maturity of a security. A typical security makes coupon payments prior to its maturity date and duration takes into account the timing of a security's cash flow. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.

Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. Limited Term Fund should be expected to maintain a higher average duration during periods of falling interest rates, and a lower average duration during periods of rising interest rates.

CERTAIN OTHER PORTFOLIO STRATEGIES. Limited Term Fund may also invest or engage in put and call options, temporary investments, repurchase agreements, lending of portfolio securities, when-issued and delayed delivery transactions and securities of other investment companies. See "Portfolio Investments and Strategies."

GOVERNMENT INCOME FUND

The investment objective of Government Income Fund is current income. Government Income Fund pursues its investment objective by investing primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Government Income Fund may also invest in corporate bonds, asset-backed securities and bank instruments. Under normal circumstances, Government Income Fund will invest at least 65% of the value of its total assets in U.S. government securities.

ACCEPTABLE INVESTMENTS. Government Income Fund may invest in U.S. government securities, corporate bonds, mortgage-backed securities (including collateralized mortgage obligations), asset-backed securities and bank instruments of the kind described under "Limited Term Fund-Acceptable Investments."

CERTAIN OTHER PORTFOLIO STRATEGIES. Government Income Fund may also invest or engage in put and call options, temporary investments, repurchase agreements, lending of portfolio securities, when-issued and delayed delivery transactions and securities of other investment companies. See "Portfolio Investments and Strategies."

MUNICIPAL INCOME FUND

The investment objective of Municipal Income Fund is to provide dividend income that is exempt from federal regular income tax. Interest income of Municipal Income Fund that is exempt from federal regular income tax retains its tax-free status when distributed to Municipal Income Fund's shareholders. Municipal Income Fund pursues its investment objective by investing in municipal securities. As a matter of investment policy, which may not be changed without shareholder approval, under normal circumstances, Municipal Income Fund will be invested so that at least 80% of the income from investments will be exempt from federal regular income tax or that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal regular income tax.

ACCEPTABLE INVESTMENTS. The municipal securities in which Municipal Income Fund invests are:

     - debt obligations and municipal leases issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of them; and

     - participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of Municipal Income Fund and/or the Adviser, exempt from federal regular income tax.

CHARACTERISTICS. The municipal securities in which Municipal Income Fund invests are:

     - rated "investment grade," i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch;

     - guaranteed at the time of purchase by the U.S. government, its agencies or instrumentalities, as to the payment of principal and interest;

     - fully collateralized by an escrow of U.S. government or other securities acceptable to the Adviser;

     - rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (P-1) or S&P's highest short-term municipal commercial paper rating (SP-1) or Fitch's highest tax-exempt municipal obligation rating (FIN-1);

     - unrated if, at the time of purchase, longer term municipal securities of the issuer are rated Baa or better by Moody's or BBB or better by S&P or Fitch (however, investments in unrated securities will not exceed 20% of Municipal Income Fund's total assets); or

     - determined by the Adviser to be equivalent to municipal securities which are rated Baa or better by Moody's or BBB or better by S&P or Fitch.

It should be noted that securities rated BBB by S&P or Baa by Moody's are considered to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

PARTICIPATION INTERESTS. Municipal Income Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give Municipal Income Fund an undivided interest in municipal securities. The financial institutions from which Municipal Income Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for Municipal Income Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Municipal Income Fund may purchase municipal securities that have variable interest rates. Variable interest rates are ordinarily stated as a percentage of a published interest rate, interest rate index, or some similar standard, such as the 91-day U.S. Treasury bill rate.

Many variable rate municipal securities are subject to payment of principal on demand by Municipal Income Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for Municipal Income Fund.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, or a conditional sales contract.

TEMPORARY INVESTMENTS. From time to time, on a temporary basis, or when the Adviser determines that market conditions call for a temporary defensive posture, Municipal Income Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: fixed or variable rate notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; securities of other investment companies; commercial paper; certificates of deposit, demand and time deposits, bankers' acceptances, deposit notes, and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments"); and repurchase agreements (arrangements in which the institution selling Municipal Income Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price). There are no rating requirements applicable to temporary investments.

Although Municipal Income Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

OTHER INVESTMENT TECHNIQUES. Municipal Income Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or "standby commitments."

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal bond markets; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of Municipal Income Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

CERTAIN OTHER PORTFOLIO STRATEGIES. Municipal Income Fund may also invest or engage in when-issued and delayed delivery transactions, lending of portfolio securities and securities of other investment companies. See "Portfolio Investments and Strategies."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

PUT AND CALL OPTIONS

Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund may purchase and sell (write) put and call options on their portfolio of securities either as a hedge to attempt to protect securities which the Funds hold, or will be purchasing, against decreases or increases in value, or to generate income for the Fund. The Funds may write call options on securities either held in their portfolio or which they have the right to obtain without payment of further consideration or for which they have segregated cash in the amount of any additional consideration. In the case of put options written by the Funds, the Trust's custodian will segregate cash, U.S. Treasury obligations, or highly liquid debt securities with a value equal to or greater than the exercise price of the underlying securities.

The Funds are authorized to invest in put and call options that are traded on securities exchanges. The Funds may also purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on some of the portfolio securities held by the Funds are not traded on an exchange. The Funds will purchase and write OTC options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser or Sub-Adviser.

OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not.

Opportunity Fund will not buy call options or write put options without further notification to shareholders. Although Limited Term Fund and Government Income Fund reserve the right to write covered call options on their entire portfolios, they will not write options on more than 25% of their respective total assets unless a higher limit is authorized by the Trustees.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

Equity Fund, Opportunity Fund and International Equity Fund may purchase and sell financial futures contracts and stock index futures contracts to hedge all or a portion of their respective portfolio securities against changes in interest rates or securities prices. Financial futures contracts on securities call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. A financial futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. Limited Term Fund and Government Income Fund may also attempt to hedge their portfolios by entering into financial futures contracts, but will notify shareholders before they begin engaging in these transactions.

Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in their respective portfolio against decreases in value resulting from anticipated increases in market interest rates or broad declines in securities prices. When a Fund writes a call option on a financial futures contract, it is undertaking the obligation of selling the financial futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as a purchaser of a put option on a financial futures contract, a Fund is entitled (but not obligated) to sell a financial futures contract at the fixed price during the life of the option.

Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of securities eligible for purchase by a Fund. A Fund will use these transactions to attempt to protect its ability to purchase securities in the future at price levels existing at the time it enters into the transactions. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, a Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

A Fund may not purchase or sell financial futures contracts or options on financial futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on a Fund's existing financial futures positions and premiums paid for related options would exceed 5% of the fair market value of a Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. When a Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and, thereby, insure that the use of such financial futures contracts is unleveraged.

RISKS. When the Funds use futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate and stock price movements. In these events, the Funds may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or options will exist at all times. Although the Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Funds' ability to establish and close out futures and options positions depends on this secondary market.

REPURCHASE AGREEMENTS

With the exception of Municipal Income Fund, certain securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Funds may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser or Sub-Adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

TEMPORARY INVESTMENTS

For defensive purposes only, the Funds (with the exception of Municipal Income Fund, which may invest in temporary investments described under "Municipal Income Fund-Temporary Investments" and International Equity Fund, which may invest in temporary investments described under "International Equity Fund-Money Market Instruments" and "Fixed Income and Other Securities") may invest temporarily in cash and cash items during times of unusual market conditions and to maintain liquidity. Cash items may include short-term obligations such as:

     - commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

     - obligations of the U.S. government or its agencies or instrumentalities; and

     - repurchase agreements.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Funds will not invest more than 15% of their respective net assets in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid; over-the-counter options (for those Funds which are permitted to invest in options); and repurchase agreements providing for settlement in more than seven days after notice.

FIXED INCOME SECURITIES

The Funds may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Bonds rated "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security may be sold.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

Equity Fund, Opportunity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund will not:

     - borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Funds may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets and pledge up to 15% of the value of their respective total assets to secure such borrowings.

International Equity Fund will not:

     - borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; or

     - permit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts, to exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts.

The above limitations cannot be changed without shareholder approval.

DG INVESTOR SERIES INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Trustees.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by the Funds' investment adviser, ParkSouth Corporation, subject to direction by the Trustees. The Adviser (in consultation with Lazard Asset Management, the Sub-Adviser with respect to International Equity Fund and Womack Asset Management, Inc., the Sub-Adviser with respect to Opportunity Fund), continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES. The Funds' Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Equity Fund--0.75%; Opportunity Fund--0.95%; International Equity Fund--1.00%; and Limited Term Fund, Government Income Fund and Municipal Income Fund--0.60%. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.


ADVISER'S BACKGROUND. ParkSouth Corporation is a registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth Corporation is a subsidiary of Deposit Guaranty National Bank (the "Bank"), a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.


On or about May 1, 1998, DGC merged with First American Corporation, another bank holding company. Under the Investment Company Act of 1940 (the "Act"), this merger resulted in the assignment and termination of the Funds' investment advisory contract with ParkSouth and each of the sub-advisory agreements described below. Pursuant to an exemptive order granted to the Funds by the SEC, the Funds entered into a new investment advisory contract with ParkSouth and sub-advisory agreements with each of the Sub-Advisers, without the approval of shareholders. The new contracts are substantially identical to the old investment advisory and sub-advisory contracts. The Funds have undertaken to seek shareholder approval of the new contracts prior to September 30, 1998.



The Adviser manages, in addition to the Funds in the DG Investor Series, $320 million in common trust fund assets as of December 31, 1997. The Adviser (which succeeded to the investment advisory business of the Bank in 1997), or the Bank, have served as the adviser to the Trust since May 5, 1992.


As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationships will not be a factor in the selection of securities.

John Mark McKenzie has been with the Bank since 1984 and is a Senior Vice President with the Adviser. Previously, Mr. McKenzie was associated with a Jackson bank as a trust officer. He received a B.B.A. in Banking and Finance and a J.D. from the University of Mississippi. He is a member of the Mississippi Chapter of the Memphis Society of Financial Analysts, and is a member of the Mississippi State and Hinds County Bar Associations. Mr. McKenzie has managed Limited Term Fund and Government Income Fund since August 1, 1992, and has managed the Municipal Income Fund since February, 1997.

Ronald E. Lindquist has been with the Bank since 1978 and is a Senior Vice President with the Adviser. Mr. Lindquist's primary area of responsibility is the management of the Equity Fund. He received his B.S. in Finance from Florida State University and a M.S.M. in Finance from Florida International University. Mr. Lindquist has managed the Equity Fund since its inception on August 1, 1992.



LAZARD. With respect to International Equity Fund, under the terms of a sub-advisory agreement between the Adviser and Lazard, Lazard will make all determinations with respect to the investment of assets of International Equity Fund, and shall take such steps as may be necessary to implement the same, including the placement of purchase and sale orders on behalf of International Equity Fund.



LAZARD FEES. For its services under the sub-advisory agreement, Lazard receives an annual fee from the Adviser equal to 0.50% of the average daily net assets of International Equity Fund. The sub-advisory fee is accrued daily and paid monthly.



LAZARD'S BACKGROUND. Lazard Asset Management is a division of Lazard & Co. LLC, a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Midwest Stock Exchanges. The Sub-Adviser provides investment management services to client discretionary accounts with assets totaling approximately $60 billion as of December 31, 1997. Its clients are both individuals and institutions.


Herbert W. Gullquist is a Managing Director of the Sub-Adviser and has been with the Sub-Adviser since 1982, during which time he has managed various client discretionary accounts. Mr. Gullquist has co-managed International Equity Fund since March 31, 1997 (the Fund's inception date).

John R. Reinsberg is a Managing Director of the Sub-Adviser and has been with the Sub-Adviser since 1992, during which time he has managed various client discretionary accounts. Prior thereto, Mr. Reinsberg was Executive Vice President of General Electric Investment Company. Mr. Reinsberg has co-managed International Equity Fund since March 31, 1997.

WOMACK. With respect to Opportunity Fund, under the terms of a Sub-Advisory Agreement between the Adviser and Womack, Womack will determine whether to purchase or sell securities for Opportunity Fund, and upon making any purchase or sale decision for Opportunity Fund, will place orders for the execution of such portfolio transactions.


WOMACK FEES. For its services under the Sub-Advisory Agreement, Womack receives a monthly fee based on the average daily net assets of Opportunity Fund under management by the Sub-Adviser during the preceding month, as described below. The sub-advisory fee shall be the sum of: 0.32% of the average daily net assets up to $50 million; 0.075% of the average daily net assets in excess of $50 million and up to $70 million; and 0.25% of the average daily net assets in excess of $70 million. The sub-advisory fee will be accrued daily, and for any period in which Womack provides portfolio management services for less than one full month, the sub-advisory fee will be prorated by the number of days of the month during which the services were rendered.


WOMACK'S BACKGROUND. Womack Asset Management, Inc., based in Jackson, Mississippi, is a registered investment adviser formed in 1997 by William A. Womack, who also became the portfolio manager for Opportunity Fund on July 21, 1997. Mr. Womack, until February 1997, had been Senior Vice President and Trust Investment Officer of the Bank, which is the parent corporation of the Adviser and which, prior to March 1, 1997, was the adviser to the Funds. From March 1984
to August 1994,

Mr. Womack served as portfolio manager of Opportunity Fund's predecessor, a common trust fund, formerly managed by the Bank. Mr. Womack was Opportunity Fund's portfolio manager from August 1994 to February 1997, and DG Municipal Income Fund's portfolio manager from December 1992 to February 1997. In February 1997, Mr. Womack left the Bank in order to establish and operate the Sub-Adviser.

DISTRIBUTION OF FUND SHARES


Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.


DISTRIBUTION AND SHAREHOLDER SERVICES PLANS. Under a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Funds may pay to the distributor an amount computed at an annual rate of 0.35% (0.25% in the case of International Equity Fund) of the average daily net asset value of the Funds to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers. The Funds, with the exception of International Equity Fund, will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitations as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

In addition, the Funds have adopted a Shareholder Services Plan (the "Services Plan") with respect to its shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Funds to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from each Fund at a rate not exceeding 0.15% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee with respect to the average net asset value of shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Funds.


ADMINISTRATION OF THE FUNDS
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES. Federated Administrative Services, which is a subsidiary of Federated Investors, provides the Funds with the administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


     MAXIMUM                   AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
------------------       -----------------------------------
      0.15%                   on the first $250 million
      0.125%                  on the next $250 million
      0.10%                   on the next $250 million
      0.075%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall aggregate at least $100,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser and, if applicable, Sub-Adviser look for prompt execution of the order at a favorable price. In working with dealers, the Adviser and Sub-Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser and Sub-Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser and Sub-Adviser make decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

EXPENSES OF THE FUNDS

Each Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees' fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting, and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Funds' net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.


The net asset value for the Funds is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Funds' portfolio securities that their net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Fund shares may be ordered by telephone through procedures established with the Bank in connection with qualified account relationships. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed upon minimum are invested automatically in Fund shares. The Funds reserve the right to reject any purchase request.

THROUGH THE BANKS. To place an order to purchase shares of the Funds, open an account by calling Deposit Guaranty National Bank at (800) 748-8500. Information needed to establish the account will be taken over the telephone.

Payment may be made by either check, federal funds or by debiting a customer's account at the Bank.

Purchase orders must be received by 4:00 p.m. (Eastern time). Payment is required before 4:00 p.m. (Eastern time) on the next business day in order to earn dividends for that day.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Funds is $1,000. Subsequent investments may be in amounts of $100 or more. The Funds may waive the initial minimum investment for employees of Deposit Guaranty Corp. and its affiliates from time to time.

WHAT SHARES COST

Shares of Equity Fund and Opportunity Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                                  SALES CHARGE AS         SALES CHARGE AS
                                                  A PERCENTAGE OF         A PERCENTAGE OF
    AMOUNT OF TRANSACTION                         PUBLIC OFFERING       NET AMOUNT INVESTED
    ---------------------                         ---------------       -------------------
    Less than $100,000........................         3.50%                   3.63%
    $100,000 but less than $250,000...........         3.00%                   3.09%
    $250,000 but less than $500,000...........         2.50%                   2.56%
    $500,000 but less than $750,000...........         2.00%                   2.04%
    $750,000 but less than $1 million.........         1.50%                   1.52%
    $1 million but less than $2 million.......         0.50%                   0.50%
    $2 million or more........................         0.25%                   0.25%

Shares of Limited Term Fund, Government Income Fund and Municipal Income Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                                  SALES CHARGE AS         SALES CHARGE AS
                                                  A PERCENTAGE OF         A PERCENTAGE OF
    AMOUNT OF TRANSACTION                         PUBLIC OFFERING       NET AMOUNT INVESTED
    ---------------------                         ---------------       -------------------
    Less than $100,000........................         2.00%                   2.04%
    $100,000 but less than $250,000...........         1.75%                   1.78%
    $250,000 but less than $500,000...........         1.50%                   1.52%
    $500,000 but less than $750,000...........         1.25%                   1.27%
    $750,000 but less than $1 million.........         1.00%                   1.01%
    $1 million but less than $2 million.......         0.50%                   0.50%
    $2 million or more........................         0.25%                   0.25%

Shares of International Equity Fund are sold at their net asset value, without a sales charge, next determined after an order is received.

PURCHASES AT NET ASSET VALUE. Shares of Equity Fund, Opportunity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund may be purchased at net asset value, without a sales charge by: the Trust Division of the Bank for funds which are held in a fiduciary, agency, custodial or similar capacity; non-trust customers of financial advisers; Trustees and employees of the Funds, the Bank or Federated Securities Corp. or their affiliates and their spouses and children under 21; current and retired directors of the Bank; or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds.

In addition, no sales charge is imposed for Fund shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Fund shares through a trust department, investment adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. Furthermore, no sales charge is imposed on Fund shares purchased through "wrap accounts" or similar programs under which clients pay a fee for services.

SALES CHARGE REALLOWANCE. For sales of shares of Equity Fund, Opportunity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund, the Bank or any authorized dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to the Bank or authorized dealers will be retained by the distributor. The distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other such items, to all dealers selling shares of the Funds. Such payments, all or a portion of which may be paid from the sales charge it normally retains or any other source available to it, will be predicated upon the amount of shares of the Fund that are sold by the dealer.

The sales charge for shares sold other than through the Bank or authorized dealers will be retained by the distributor. The distributor may pay fees to the Banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the Banks' customers in connection with the initiation of customer accounts and purchases of Fund shares.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of Equity Fund, Opportunity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund shares through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent;


     - using the reinvestment privilege;



     - purchases with proceeds from redemptions of unaffiliated investment companies; or


     - concurrent purchases.


QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the previous table, larger purchases reduce the sales charge paid. Each Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.


If an additional purchase of Fund shares is made, each Fund will consider the previous purchase still invested in that Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.00%, not 3.50% with respect to Equity Fund and Opportunity Fund and 1.75% not 2.00% with respect to Limited Term Fund, Government Income Fund, and Municipal Income Fund.


To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by the Bank at the time the purchase is made that Fund shares are already owned or that purchases are being combined. Each Fund will reduce the sales charge after it confirms the purchases.


LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Funds in the Trust over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 3.50% with respect to

Equity Fund and Opportunity Fund and 2.00% with respect to Limited Term Fund, Government Income Fund, and Municipal Income Fund, of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

The 3.50% held in escrow with respect to Equity Fund and Opportunity Fund and 2.00% held in escrow with respect to Limited Term Fund, Government Income Fund, and Municipal Income Fund will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The current balance in the shareholder's account will provide a purchase credit towards fulfillment of the letter of intent.

REINVESTMENT PRIVILEGE. If shares in a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by the Bank of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in a Fund, there may be tax consequences.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES. Investors may purchase shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an investment company which was sold with a sales charge or commission and was not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.


CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the other Funds in the Trust with a sales charge and $70,000 in another Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by the Bank at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM

Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares. A shareholder may apply for participation in this program through the Bank.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued.

Detailed confirmations of each purchase or redemption are sent to each shareholder. With respect to Equity Fund and Opportunity Fund, quarterly confirmations are sent to report dividends paid during the quarter.

With respect to Limited Term Fund, Government Income Fund and Municipal Income Fund, monthly confirmations are sent to report dividends paid during the month.

With respect to International Equity Fund, annual confirmations are sent to report dividends paid during the year.

DIVIDENDS AND DISTRIBUTIONS

With respect to Equity Fund and Opportunity Fund, dividends are declared quarterly and paid quarterly. With respect to Limited Term Fund, Government Income Fund and Municipal Income Fund, dividends are declared and paid monthly. With respect to International Equity Fund dividends are declared and paid annually. All shareholders on the record date are entitled to the dividend. If shares are redeemed or exchanged prior to the record date, or purchased after the record date, those shares are not entitled to that year's dividend.

Distribution of any realized net long-term capital gains will be made at least once every twelve months. Dividends are automatically reinvested in additional shares of the corresponding Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless cash payments are requested by writing to the applicable Fund or the Bank, as appropriate.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

All shareholders of the Funds are shareholders of DG Investor Series, which, in addition to the Funds, is composed of the following portfolios: DG Mid Cap Fund, DG Prime Money Market Fund and DG U.S. Government Money Market Fund.

Shareholders in any of the Funds have easy access to all of the other Funds.

EXCHANGING SHARES

Shareholders of any Fund in DG Investor Series may exchange shares for the shares of any other Fund in DG Investor Series. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected. Shares may be exchanged at net asset value, plus the difference between the sales charge (if any) already paid and any sales charge of the Fund into which shares are to be exchanged, if higher.

When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a sales charge would be at net asset value.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling the Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Bank receives the redemption request. Redemptions will be made on days on which the Funds compute their net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Requests for redemption can be made by telephone or by mail.

THROUGH THE BANK

BY TELEPHONE. A shareholder who is a customer of the Bank may redeem shares of a Fund by calling Deposit Guaranty National Bank at (800) 748-8500.

For orders received before 4:00 p.m. (Eastern time), proceeds will normally be wired the next day to the shareholder's account at the Bank or a check will be sent to the address of record.

Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Funds to accept telephone requests must first be completed. Authorization forms and information on this service are available from the Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Shareholder Services Company or the Bank.

If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY MAIL. Any shareholder may redeem Fund shares by sending a written request to the Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed exactly as the shares are registered. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call the Bank for assistance in redeeming by mail.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than on record with the Funds, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");


     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


     - a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or


     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and Federated Shareholder Services Company have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and Federated Shareholder Services Company reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Funds. For this reason, payments under this program should not be considered as yield or income on the shareholders' investment in the Funds. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the Bank. Due to the fact that some of the Funds' shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of those Funds while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Funds' net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders of the Funds for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or Funds' operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of all shares of the Trust entitled to vote.


As of June 1, 1998, Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 20,088,725 shares (62.71%) of Equity Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of June 1, 1998, Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 6,014,608 shares (74.64%) of Opportunity Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of June 1, 1998, Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 2,499,678 shares (86.58%) of International Equity Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of June 1, 1998, Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 3,363,751 shares (75.64%) of Limited Term Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of June 1, 1998, Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 18,121,490 shares (64.36%) of Government Income Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of June 1, 1998, Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 4,632,278 shares (92.72%) of Municipal Income Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or bank or non-bank affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer.

Some entities providing services to the Funds are subject to such banking laws and regulations. They believe, based on the advice of counsel, that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because they expect to meet requirements, of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Funds will be treated as single, separate entities for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's portfolios will not be combined for tax purposes with those realized by the individual Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends are received in cash or as additional shares. The Funds will provide detailed tax information for reporting purposes. With respect to Municipal Income Fund, information on the tax status of dividends and distributions is provided annually.

Shareholders are urged to consult their own tax advisers regarding the status of their account under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL INCOME FUND

With respect to Municipal Income Fund, shareholders are not required to pay the federal regular income tax on any dividends received from Municipal Income Fund that represent net interest on tax-exempt municipal securities. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. Municipal Income Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of Municipal Income Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by Municipal Income Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

With respect to Municipal Income Fund, shareholders should consult their tax adviser to determine whether they are subject to the alternative minimum tax or the corporate alternative minimum tax and, if so, the tax treatment of dividends paid by Municipal Income Fund.

OTHER STATE AND LOCAL TAXES

With respect to Municipal Income Fund, because interest received may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from Municipal Income Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Funds advertise one or more of the following performance numbers: total return, yield and tax-equivalent yield.

Total return represents the change over a specified period of time in the value of an investment in the Funds after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Funds is calculated by dividing the net investment income per share (as defined by the SEC) earned by each Fund over a thirty-day period by the maximum offering price per share of each Fund on the last day of the period. This number is then annualized using semi-annual compounding.

The tax-equivalent yield of Municipal Income Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Municipal Income Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

The yield and tax-equivalent yield do not necessarily reflect income actually earned by the Funds and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.

Opportunity Fund is the successor to the portfolio of a collective trust fund formerly managed by the Adviser. On August 1, 1994 (the date of the Opportunity Fund's commencement of operations), the assets of the collective trust fund were transferred to the Opportunity Fund in exchange for Opportunity Fund shares. The Adviser has represented that the Opportunity Fund's investment objective, policies and limitations are in all material respects identical to those of the collective trust fund.


The Opportunity Fund's average annual compounded total returns for the one-, five- and ten-year periods ended February 28, 1998, and since inception (January 1, 1982), on a loaded basis, were 32.99%, 19.87%, 19.76%, and 15.13%, respectively. The Opportunity Fund's average annual compounded total returns for the one-, five- and ten-year periods ended February 28, 1998, and since inception, on a no-load basis, were 37.81%, 20.72%, 20.19%, and 15.39%, respectively. The quoted performance data includes the performance of the collective trust fund for the period before the date on which the Opportunity Fund commenced operations (August 1, 1994), as adjusted to reflect the Opportunity Fund's then anticipated expenses as set forth in the "Expenses of the Fund" section of the Opportunity Fund's initial prospectus. The past performance data shown above is not necessarily indicative of the Opportunity Fund's future performance. The collective trust fund was not registered under the Act, and therefore was not subject to certain investment restrictions that are imposed by the Act. If the collective trust fund had been registered under the Act, the performance may have been adversely affected.

ADDRESSES
--------------------------------------------------------------------------------


DG Investor Series
                    DG Equity Fund                                       5800 Corporate Drive
                    DG Opportunity Fund                                  Pittsburgh, PA 15237-7010
                    DG International Equity Fund
                    DG Limited Term Government Income Fund
                    DG Government Income Fund
                    DG Municipal Income Fund
-------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                           Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    ParkSouth Corporation                                P.O. Box 1200
                                                                         Jackson, MS 39215-1200
-------------------------------------------------------------------------------------------------------------------

Sub-Adviser for DG International Equity Fund
                    Lazard Asset Management                              30 Rockefeller Plaza
                               New York, NY 10020
-------------------------------------------------------------------------------------------------------------------

Sub-Adviser for DG Opportunity Fund
                    Womack Asset Management, Inc.                        2120 Deposit Guaranty Plaza
                                Jackson, MS 39201
-------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                  P.O. Box 1713
                                Boston, MA 02105
-------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company               Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    KPMG Peat Marwick LLP                                One Mellon Bank Center
                                                                         Pittsburgh, PA 15219
-------------------------------------------------------------------------------------------------------------------

Deposit Guaranty National Bank                                           DGB-14
                    Mutual Funds Services                                P.O. Box 1200
                                                                         Jackson, MS 39215-1200
-------------------------------------------------------------------------------------------------------------------











                               DG INVESTOR SERIES
                              STOCK AND BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION












     This Statement of Additional Information relates to the following six portfolios (individually or collectively referred to as the "Fund" or "Funds" as the context requires) of DG Investor Series (the "Trust"):

              DG Equity Fund;

              DG Opportunity Fund;

              DG International Equity Fund;

              DG Limited Term Government Income Fund;

              DG Government Income Fund; and

              DG Municipal Income Fund.

     This Statement should be read with the prospectus of the Funds dated June 30, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-530-7377, or you can visit the DG Investor Series' Internet site on the World Wide Web at (www.dgb.com).

     DG INVESTOR SERIES
     DG EQUITY FUND
     DG OPPORTUNITY FUND
     DG INTERNATIONAL EQUITY FUND
     DG LIMITED TERM GOVERNMENT INCOME FUND
     DG GOVERNMENT INCOME FUND
     DG MUNICIPAL INCOME FUND
     5800 CORPORATE DRIVE
     PITTSBURGH, PENNSYLVANIA 15237-7010

                          Statement dated June 30, 1998
[GRAPHIC OMITTED]

     Cusip 23321N301 Cusip 23321N400 Cusip 23321N806 Cusip 23321N103 Cusip
     23321N509 Cusip 23321N202 G00499-13 (6/98)

TABLE OF CONTENTS

                                        I

GENERAL INFORMATION ABOUT THE FUNDS     1

INVESTMENT OBJECTIVES AND POLICIES      1

EQUITY FUND AND OPPORTUNITY FUND        1
  Types of Investments                  1
  Zero Coupon Convertible Securities    1
  Convertible Securities                1
  Money Market Instruments              2
  Warrants                              2
  Corporate Debt Securities             2

INTERNATIONAL EQUITY FUND               2
  Types of Investments                  2
  Restricted and Illiquid Securities    2
  Warrants                              3
  Special Considerations Affecting
   Emerging Markets                     3
  Portfolio Turnover                    4

LIMITED TERM FUND AND GOVERNMENT INCOME FUND 4
  Types of Investments                  4
  Weighted Average Portfolio Duration   4
  Mortgage-Backed and Asset-Backed Securities
   Risks                               4

MUNICIPAL INCOME FUND                   5
  Types of Investments                  5
  Temporary Investments                 6
  Other Investment Techniques           6

INVESTMENT POLICIES AND STRATEGIES      6
  Futures and Options Transactions      6
  Repurchase Agreements                 8
  Reverse Repurchase Agreements         9
  When-Issued and Delayed
   Delivery Transactions                9
  Lending of Portfolio Securities       9
  Investing in Securities of Other
   Investment Companies                 9
  Portfolio Turnover                    9

INVESTMENT LIMITATIONS                  9

DG INVESTOR SERIES MANAGEMENT          14
  Trust Ownership                      18
  Trustees' Compensation               19
  Trustee Liability                    19



INVESTMENT ADVISORY SERVICES           19
  Adviser to the Funds                 19
  Advisory Fees                        20
  Sub-Adviser to the International Equity Fund  20
  Sub-Advisory Fees                    20

BROKERAGE TRANSACTIONS                 20

OTHER SERVICES                         21
  Administration of the Trust          21
  Custodian                            21
  Transfer Agent, Dividend Disbursing
   Agent, and Shareholder Servicing Agent    21
  Independent Auditors                 21

PURCHASING SHARES                      21
  Distribution and Shareholder Services Plans   21
  Conversion to Federal Funds          22

DETERMINING NET ASSET VALUE            22
  Determining Market Value of Securities22
  Trading in Foreign Securities        23
  Valuing Municipal Securities         23

EXCHANGE PRIVILEGE                     23
  Requirements for Exchange            23
  Making an Exchange                   23

REDEEMING SHARES                       23
  Redemption in Kind                   23
  Massachusetts Partnership Law        24

TAX STATUS                             24
  The Funds' Tax Status                24
  Foreign Taxes                        24
  Shareholders' Tax Status             24

TOTAL RETURN                           24

YIELD                                  25

TAX-EQUIVALENT YIELD                   25
  Tax-Equivalency Table                26

PERFORMANCE COMPARISONS                27
  Economic and Market Information      28

FINANCIAL STATEMENTS                   28

APPENDIX                               29

GENERAL INFORMATION ABOUT THE FUNDS

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. This Statement of Additional Information relates to the following six portfolios: DG Equity Fund ("Equity Fund"), DG Opportunity Fund ("Opportunity Fund"), DG International Equity Fund ("International Equity Fund"), DG Limited Term Government Income Fund ("Limited Term Fund"), DG Government Income Fund ("Government Income Fund"), and DG Municipal Income Fund ("Municipal Income Fund").

        The Funds are advised by ParkSouth Corporation (the "Adviser") and are sub-advised (with respect to International Equity Fund) by Lazard Asset Management (the "Sub-Adviser") and (with respect to Opportunity Fund) by Womack Asset Management, Inc. (the "Sub-Adviser").

INVESTMENT OBJECTIVES AND POLICIES

The prospectus discusses the objective of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the prospectus sections, "Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."

EQUITY FUND AND OPPORTUNITY FUND

TYPES OF INVESTMENTS

Acceptable investments for Equity Fund and Opportunity Fund include but are not limited to: convertible securities, money market instruments, common stocks, preferred stocks, corporate bonds, notes and put options on stocks.

ZERO COUPON CONVERTIBLE SECURITIES

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, Equity Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Equity Fund and Opportunity Fund will exchange or convert the convertible securities held in their portfolios into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Funds in achieving their investment objectives. Otherwise, the Funds may hold or trade convertible securities. In selecting convertible securities for the Funds, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

MONEY MARKET INSTRUMENTS

   Equity Fund and Opportunity Fund may invest in money market instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC").

WARRANTS

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

CORPORATE DEBT SECURITIES

Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

INTERNATIONAL EQUITY FUND

TYPES OF INVESTMENTS

   International Equity Fund invests in a diversified portfolio composed primarily of non-U.S. securities. A substantial portion of these instruments will be equity securities of companies in economically developed countries that the Sub-Adviser considers inexpensively priced relative to the return on total capital or equity. International Equity Fund will invest at least 65%, and under normal market conditions, substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts , Global Depositary Receipts , and European Depositary Receipts , collectively, "Depositary Receipts." International Equity Fund may also purchase investment grade fixed income securities and foreign government securities; enter into forward commitments, repurchase agreements, and foreign currency transactions; and maintain reserves in foreign or U.S. money market instruments.

RESTRICTED AND ILLIQUID SECURITIES

   International Equity Fund expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.

The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      o  the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o  dealer undertakings to make a market in the security; and

      o  the nature of the security and the nature of the marketplace trades.

When the International Equity Fund invests in certain restricted securities determined by the Trustees to be liquid, such investments could have the effect of increasing the level of International Equity Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.

WARRANTS

     International Equity Fund may invest in warrants. For a description of these securities, see "Equity Fund and Opportunity Fund-Warrants."

SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS

Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict International Equity Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, International Equity Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

POLITICAL, SOCIAL AND ECONOMIC RISKS. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over these countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by International Equity Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by International Equity Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, International Equity Fund could lose its entire investment in such countries. International Equity Fund's investment would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which International Equity Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of International Equity Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government though extraconstitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which International Equity Fund invests and adversely affect the value of the Fund's assets.

In the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser, any losses resulting from the holding of the International Equity Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Sub-Adviser's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

PORTFOLIO TURNOVER

   The International Equity Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the International Equity Fund's investment objective. Portfolio securities will be sold when the Adviser believes it is appropriate, regardless of how long those securities have been held. The Adviser does not anticipate that the Fund's portfolio turnover rate will exceed 50%. For the period from August 15, 1997 (date of initial public investment) to February 28, 1998, International Equity Fund's portfolio turnover rate was 21%.

LIMITED TERM FUND AND GOVERNMENT INCOME FUND

TYPES OF INVESTMENTS

Limited Term Fund invests primarily in a portfolio of government and corporate securities and Government Income Fund invests primarily in a portfolio of government and corporate securities. The investment portfolios include the following securities:

      o U.S. government securities, including Treasury bills, notes, bonds, and securities issued by agencies and instrumentalities of the U.S. government;

      o  mortgage-backed securities;

      o corporate debt securities rated within the three highest categories by a nationally recognized statistical rating organization, including bonds, notes, and debentures;

      o  asset-backed securities; and

      o  bank instruments.

WEIGHTED AVERAGE PORTFOLIO DURATION

With respect to Limited Term Fund, duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities.

Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. Certain debt securities, such as asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the Adviser as to the probable amount and sequence of principal prepayments.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS

Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Funds reinvest the payments and any unscheduled prepayments of principal received, the Funds may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgaged-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL INCOME FUND

TYPES OF INVESTMENTS

Municipal Income Fund will invest in a diversified portfolio of municipal securities.

    CHARACTERISTICS

      The municipal securities in which Municipal Income Fund invests have the characteristics set forth in the prospectus. Municipal Income Fund may use similar services or ratings other than Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch IBCA, Inc. ("Fitch"). If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. If ratings made by Moody's, S&P, or Fitch change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

    PARTICIPATION INTERESTS

      The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests, plus accrued interest, on short notice (usually within seven days). These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Fund. By purchasing participation interests having a seven-day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

    VARIABLE RATE MUNICIPAL SECURITIES

      Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

    MUNICIPAL LEASES

      The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

      In determining the liquidity of municipal lease securities, the Adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

     o whether the lease can be terminated by the lessee; o the potential recovery, if any, from a sale of the leased property; o upon termination of the lease; o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation");

     o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments from time to time for defensive purposes.

    BANK INSTRUMENTS

         The Fund only invests in Bank Instruments (as defined in the prospectus) either issued by an institution having capital, surplus, and undivided profits over $100 million or insured by the BIF or the SAIF, both of which are administered by the FDIC.

OTHER INVESTMENT TECHNIQUES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

INVESTMENT POLICIES AND STRATEGIES

FUTURES AND OPTIONS TRANSACTIONS

As a means of reducing fluctuations in the net asset value of shares of the Funds by hedging all or a portion of their portfolios, and in the case of put and call options on portfolio securities, to increase their current income, Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund may buy and sell financial futures and stock index futures contracts, buy and write put options on portfolio securities and listed put options on futures contracts, and write and buy call options on portfolio securities and on futures contracts. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market from options of the same series.

    FUTURES CONTRACTS

      A futures contract is a firm commitment between the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

      When the Funds purchase futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Funds' custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

      Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

      Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

    PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

      The Funds may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Funds will normally close out their options by selling identical options. If the hedge is successful, the proceeds received by the Funds upon the sale of the second option will be large enough to offset both the premiums paid by the Funds for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Funds may exercise their put options to close out the position. To do so, they would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Funds would then deliver the futures contract in return for payment of the strike price. If the Funds neither close out nor exercise an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

      When the Fund sells a put on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.

    CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

      In addition to purchasing put options on futures, the Funds may write listed call options on futures contracts to hedge their portfolios. When the Funds write a call option on a futures contract, they are undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Funds' obligations under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Funds' call option positions to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Funds keep the premiums received for the options. This premium can substantially offset the drop in value of the Funds' fixed income or indexed portfolios which are occurring as interest rates rise.

      Prior to the expiration of a call written by the Funds, or exercise of it by the buyer, the Funds may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Funds for the initial option. The net premium income of the Funds will then substantially offset the decrease in value of the hedged securities.

      When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.

      The Funds will not maintain open positions in futures contracts they have sold or call options they have written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of their securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Funds will take prompt action to close out a sufficient number of open contracts to bring their open futures and options positions within this limitation.

    "MARGIN" IN FUTURES TRANSACTIONS

      Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Funds to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by the Funds is valued daily at the official settlement price of the exchange on which it is traded. Each day the Funds pay or receive cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Funds but is instead settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. In computing their respective daily net asset value, the Funds will mark to market their open futures positions.

      The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

    PURCHASING AND WRITING PUT OPTIONS ON PORTFOLIO SECURITIES

      The Funds may purchase and write put options on portfolio securities. The purchase of a put option gives the Funds, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. When the Funds write a put, they receive a premium and give the purchaser of the put the right to sell the underlying security to the Funds at the exercise price at any time during the option period.

    WRITING AND PURCHASING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

      The Funds may write and purchase call options. As writer of a call option, the Funds have the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Funds may only sell call options either on securities held in their portfolios or on securities which they have the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). As the purchaser of a call option, the Funds have the right to purchase common stock at a specific price (usually at a premium above the market value of the optioned security at the date the option is issued) valid for a specified period of time. If the market price of the security does not exceed the option's exercise price during the life of the option, the option will expire as worthless. The percentage increase or decrease in the market price of the option may tend to be greater than the percentage increase or decrease of the market price of the optioned security.

REPURCHASE AGREEMENTS

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Adviser or Sub-Adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In reverse repurchase agreements, the Funds transfer possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agree that on a stipulated date in the future the Funds will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Funds, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

With the exception of Municipal Income Fund and International Equity Fund, during the current year, the Funds do not anticipate investing more than 10% of their respective total assets in when-issued and delayed delivery transactions.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Funds lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination at the option of the Funds or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.
PORTFOLIO TURNOVER

The Funds do not intend to invest for the purpose of seeking short-term profits. Securities in the portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of each Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that any Fund's portfolio turnover rate will exceed 100%. For the fiscal year ended February 28, 1998, the portfolio turnover rates for Equity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund were 6%, 42%, 25%, and 6%, respectively. For the fiscal year ended February 29, 1997, the portfolio turnover rate for Equity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund were 7%, 28%, 7% and 9% respectively.

INVESTMENT LIMITATIONS

ACQUIRING SECURITIES

     International Equity Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Deposit Guaranty Corp. or its affiliates.

SELLING SHORT AND BUYING ON MARGIN

      The Funds will not sell any securities short (except as noted below with respect to International Equity Fund) or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Funds of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

      International Equity Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or
      (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the International Equity Fund's net assets. While in a short position, the International Equity Fund will retain the securities, rights, or segregated assets.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

      Equity Fund, Opportunity Fund and Municipal Income Fund will not issue senior securities except that they may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of one-third of the value of their respective total assets; provided that, while borrowings exceed 5% of each Fund's total assets, any such borrowings will be repaid before additional investments are made. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.

      Limited Term Fund and Government Income Fund will not issue senior securities, except that they may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of their respective total assets including the amount borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolios by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

      International Equity Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.

      International Equity Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed. International Equity Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling International Equity Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. )

CONCENTRATION OF INVESTMENTS

      Equity Fund, Opportunity Fund and Municipal Income Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of their respective total assets would be invested in any one industry. However, Equity Fund, Opportunity Fund and Municipal Income may at times invest 25% or more of the value of their respective total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      Municipal Income Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. Municipal Income Fund may invest, as temporary investments, 25% or more of its total assets in cash or cash items, securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

      Municipal Income Fund does not intend to purchase securities that would increase the percentage of its total assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more. However, it may invest 25% or more of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. If the value of Municipal Income Fund assets invested in the securities of a governmental subdivision changes because of changing values, the Fund will not be required to make any reduction in its holdings.

     International Equity Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

INVESTING IN COMMODITIES

      Equity Fund and Opportunity Fund will not purchase or sell commodity contracts, or commodity futures contracts except that they may purchase and sell financial futures and stock index futures contracts and related options.

      Limited Term Fund and Government Income Fund will not buy or sell commodities. However, these Funds may purchase put options on portfolio securities and on financial futures contracts. In addition, Limited Term Fund and Government Income Fund reserve the right to hedge their portfolios by entering into financial futures contracts and selling calls on financial futures contracts.

      Municipal Income Fund will not purchase or sell commodity contracts or commodity futures contracts.

      International Equity Fund will not purchase or sell commodities or commodity contracts, except that the International Equity Fund may purchase and sell financial futures contracts and options on financial futures contracts, provided that the sum of its initial margin deposits for financial futures contracts held by the International Equity Fund, plus premiums paid by it for open options on financial futures contracts may not exceed 5% of the fair market value of the International Equity Fund's total assets, after taking into account the unrealized profits and losses on those contracts. Further, the International Equity Fund may engage in foreign currency transactions and purchase or sell forward contracts with respect to foreign currencies and related options.

INVESTING IN REAL ESTATE

      Equity Fund, Opportunity Fund, Limited Term Fund and Government Income Fund will not purchase or sell real estate, including limited partnership interests in real estate, although they may invest in securities secured by real estate or interests in real estate.

      Municipal Income Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.

      International Equity Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

INVESTING TO EXERCISE CONTROL

      Equity Fund will not purchase securities for the purpose of exercising control over the issuer of securities.

INVESTING IN MINERALS

      International Equity Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.

LENDING CASH OR SECURITIES

      Equity Fund, Limited Term Fund and Government Income Fund will not lend any of their respective assets, except that they may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Funds' investment objectives and policies or the Trust's Declaration of Trust, or lend portfolio securities valued at not more than 5% of their respective total assets to brokers/dealers.

      Opportunity Fund and International Equity Fund will not lend any of their respective assets except portfolio securities except that they may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by each Fund's investment objectives and policies or the Trust's Declaration of Trust.

      Municipal Income Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent Municipal Income Fund from purchasing or holding corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements or engaging in other transactions which are permitted by Municipal Income Fund's investment objective and policies or the Trust's Declaration of Trust.

UNDERWRITING

      The Funds will not underwrite any issue of securities or participate in the marketing of securities of other issuers (with respect to the International Equity Fund), except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with a Fund's investment objectives, policies, and limitations.

PLEDGING ASSETS

      The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Funds may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

      International Equity Fund will not mortgage, pledge, or hypothecate assets, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. Neither the deposit of underlying securities or other assets in escrow in connection with the writing of put or call options or the purchase of securities on a when-issued basis, nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

DIVERSIFICATION OF INVESTMENTS

      With respect to 75% of the value of their respective assets, Equity Fund, Opportunity Fund, Limited Term Fund and Government Income Fund will not purchase the securities of any issuer (other than cash, cash items, or securities issued or guaranteed by U.S. government, its agencies or instrumentalities, and with respect to Municipal Income Fund, repurchase agreements) if, as a result, more than 5% of the value of the Funds' respective total assets would be invested in the securities of that issuer. Also, the Funds will not purchase more than 10% of the outstanding voting securities of any one issuer.

      With respect to 75% of its assets, Municipal Income Fund will not invest more than 5% of its total assets in any one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). Also, Municipal Income Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.

      Municipal Income Fund considers common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences. Under this limitation, each governmental subdivision, including states and the District of Columbia, territories and possessions of the United States or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

      Private activity bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of a private activity bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

INVESTING IN ILLIQUID SECURITIES

      The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice;
      over-the-counter options (for those Funds which are permitted to invest in options); and certain restricted securities not determined by the Trustees to be liquid.

ARBITRAGE TRANSACTIONS

      Equity Fund, Opportunity Fund and Municipal Income Fund will not enter into transactions for the purpose of engaging in arbitrage.

INVESTING TO EXERCISE CONTROL

      Opportunity Fund and International Equity Fund will not purchase securities for the purpose of exercising control over the issuer of securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     Opportunity Fund and International Equity Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its total assets during the coming fiscal year.

For the purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

   DG INVESTOR SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with DG Investor Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of the Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc. President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA

Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

     As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc.

TRUST OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.

   As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Equity Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 20,088,725 shares (62.71%); and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 6,259,217 shares (19.54%).

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Opportunity Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 6,014,608 shares (74.64%); and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 593,512 shares (7.36%).

As of June 1, 1998, the following shareholder of record owned 5% or more of the outstanding shares of International Equity Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 2,499,678 shares (86.58).

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Limited Term Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 3,363,751 shares (75.64%); and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 742,821 shares (16.70%).

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Government Income Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 18,121,490 shares (64.36%); and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 6,624,432 shares (23.53%).

As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Municipal Income Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 4,632,278 shares (92.72%).

TRUSTEES' COMPENSATION

Name ,                        Aggregate
Position With                 Compensation From
Trust                         Trust+
   John F. Donahue,           $0
Chairman and Trustee
Thomas G. Bigley,             $402.17
Trustee
John T. Conroy, Jr.,          $442.46
Trustee
Nicholas P. Constantakis++,   $140.71
Trustee
William J. Copeland,          $442.46
Trustee
James E. Dowd,                $442.46
Trustee
Lawrence D. Ellis, M.D.,      $402.17
Trustee
Edward L. Flaherty, Jr.,      $442.46
Trustee
Edward C. Gonzales,           $0
President, Treasurer and Trustee
Peter E. Madden,              $402.17
Trustee
John E. Murray, Jr.,          $402.17
Trustee
Wesley W. Posvar,             $402.17
Trustee
Marjorie P. Smuts,            $402.17
Trustee
+The aggregate compensation is provided for the Trust which is currently comprised of nine portfolios. Information is furnished for the fiscal year ended February 28, 1998.

++Mr. Constantakis became a member of the Board of Trustees on February 23, 1998.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrong doing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUNDS

The Funds' investment adviser is ParkSouth Corporation (the "Adviser"), a subsidiary of Deposit Guaranty National Bank, a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. The Adviser shall not be liable to the Trust, the Funds or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Deposit Guaranty National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Deposit Guaranty National Bank's or its affiliates' lending relationships with an issuer.

ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

   For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, the Adviser earned fees from: Equity Fund of $4,445,559, $3,213,522, and $2,568,435, respectively, none of which were waived; Limited Term Fund of $482,331, $527,974, and $572,084, respectively, of which $131,070, $175,992, and
$190,371, respectively, were voluntarily waived; Government Income Fund of $1,580,350, $1,369,096, and $892,734, respectively, of which $163,534, $228,183, and $148,789, respectively, were voluntarily waived; and Municipal Income Fund of $289,417, $279,232, and $262,552, respectively, of which $150,568, $162,886 and $155,258, respectively, were voluntarily waived. For the period from February 28, 1997 to July 20, 1997, the Adviser earned fees from Opportunity Fund of $319,968, of which $44,051 were voluntarily waived. For the fiscal years ended February 28, 1997 and February 29, 1996, the Adviser earned fees from Opportunity Fund of $684,142 and $441,513, respectively, of which $115,580 and $162,538, respectively, were voluntarily waived.

SUB-ADVISER TO THE INTERNATIONAL EQUITY FUND AND THE OPPORTUNITY FUND

        The International Equity Fund's Sub-Adviser is Lazard Asset Management, a division of Lazard & Co. LLC.

The Opportunity Fund's Sub-Adviser is Womack Asset Management, Inc.

Prior to March 1, 1997, the Funds (with the exception of International Equity
Fund) were sub-advised by Commercial National Bank, a subsidiary of Deposit Guaranty Corp.

SUB-ADVISORY FEES

For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.

        For the period from August 15, 1997 (start of business) to February 28, 1998, the Sub-Adviser earned fees from International Equity Fund of $95,011, of which $47,505 were voluntarily waived.

For the period from July 21, 1997 to February 28, 1998, the Sub-Adviser earned fees from Opportunity Fund of $170,212, none of which were voluntarily waived. For its sub-advisory services, Commercial National Bank, the Fund's former sub-adviser received annual sub-advisory fees as follows: For the fiscal year ended February 28, 1997, the previous sub-adviser collected fees net of any waivers from: Equity Fund of $779,409; Limited Term Fund of $41,294; Government Income Fund of $310,466; Opportunity Fund of 29,876; and Municipal Income Fund of $5,098.

For the fiscal years ended February 29, 1996 and February 28, 1995, the previous sub-adviser earned fees from: Equity Fund of $856,145 and $635,882, respectively, none of which were waived; Limited Term Fund of $238,368 and $267,570, all of which were voluntarily waived; Government Income Fund of $371,923 and $386,009, respectively, all of which were voluntarily waived; and Municipal Income Fund of $109,397 and $93,970, respectively, all of which were voluntarily waived. For the fiscal year ended February 29, 1996 and the period from August 1, 1994 (date of initial public investment) to February 28, 1995, the previous sub-adviser earned fees from Opportunity Fund of $116,188 and $34,649, respectively, all of which was voluntarily waived.

BROKERAGE TRANSACTIONS

   When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, Equity Fund paid $74,672, $75,624, and $158,777, respectively, in brokerage commissions on brokerage transactions. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, Opportunity Fund paid $498,832, $315,139 and $161,370, respectively, in brokerage commissions on brokerage transactions. For the period from August 15, 1997 (start of business) to February 28, 1998, the International Equity Fund paid $67,394 in brokerage commissions on brokerage transactions. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, Limited Term Fund, Government Income Fund and Municipal Income Fund paid no brokerage commissions on brokerage transactions.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

OTHER SERVICES

ADMINISTRATION OF THE TRUST

   Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for a fee as set forth in the prospectus. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, administrative services fees were incurred on behalf of Equity Fund of $587,750 , $467,226, and $401,890, respectively, none of which were voluntarily waived; Limited Term Fund of $100,000, $96,156, and $112,018, respectively, none of which were voluntarily waived; Government Income Fund of $261,726, $248,963, and $174,394, respectively, none of which were voluntarily waived; Municipal Income Fund of $100,000, $100,000, and $100,000, respectively, of which $34,479, $49,179, and $48,579, respectively, were voluntarily waived; and Opportunity Fund of $105,468, $100,000, and $100,000, respectively, none of which were voluntarily waived. For the period from August 15, 1997 (start of business) to February 28, 1998, administrative services fees of $9,237 were incurred on behalf of International Equity Fund, none of which were voluntarily waived.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND SHAREHOLDER SERVICING AGENT

   Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, Inc., serves as transfer agent for the shares of the Funds, dividend disbursing agent for the Funds, and shareholder servicing agent for the Funds.

INDEPENDENT AUDITORS

The independent auditors for the Funds are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares of the Funds are sold at their net asset value next determined after an order is received, plus any applicable sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Funds."

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

These arrangements permit the payment of fees to financial institutions to stimulate distribution activities and services to shareholders provided by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their investment objectives. By identifying potential investors whose needs are served by the Funds' objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

   For the fiscal year ended February 28, 1998, the Funds made no payments pursuant to the Distribution Plan. For the period from August 15, 1997 (start of business) to February 28, 1998, International Equity Fund made no payments pursuant to the Distribution Plan. In addition, for the fiscal year ended February 28, 1998, the Funds' made payments pursuant to the Shareholder Services Plan as follows: Equity Fund paid $554,868; Opportunity Fund paid $97,554; Limited Term Fund paid $68,469; Government Income Fund paid $232,460; and Municipal Income Fund paid $42,564. For the period from August 15, 1997 (start of business) to February 28, 1998, International Equity Fund made payments pursuant to the Shareholder Services Plan of $14,252.

CONVERSION TO FEDERAL FUNDS

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Deposit Guaranty National Bank (the "Bank"), as well as Federated Shareholder Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

The Funds net asset value generally changes each day and with respect to Municipal Income Fund is based on market value of securities and other assets held by Municipal Income Fund. The days on which the net asset value is calculated by the Funds are described in the prospectus.

With respect to International Equity Fund, dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date.

DETERMINING MARKET VALUE OF SECURITIES

Market value of the portfolio securities for Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund are determined as follows:

      o for equity securities and bonds and other fixed income securities, according to the last sale price in the market in which they are primarily traded (either national securities exchange or the OTC), if available;

      o in the absence of recorded sales of equity securities, according to the mean between the last closing bid and asked prices, and for bonds and other fixed income securities as determined by an independent pricing service;

      o  for unlisted equity securities, the latest bid prices;

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, unless the Trustees determine that particular circumstances of the security indicate otherwise; or

      o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The International Equity Fund will value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges unless the Trustees determine in good faith that another method of valuing such investments is necessary. TRADING IN FOREIGN SECURITIES

With respect to International Equity Fund, trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, International Equity Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

VALUING MUNICIPAL SECURITIES

With respect to Municipal Income Fund, the Trustees use an independent pricing service to value municipal securities. The independent pricing service takes into consideration: yield; stability; risk; quality; coupon rate; maturity; type of issue; trading characteristics; special circumstances of a security or trading market; and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE

Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Further information on the exchange privilege may be obtained by calling the Funds.

MAKING AN EXCHANGE

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

REDEEMING SHARES

Shares of the Funds are redeemed at the next computed net asset value after the Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.

Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Funds intend to redeem shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from each Fund's portfolio.

   Redemption in kind will be made in conformity with applicable Securities and Exchange Commission ("SEC") rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Funds have elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of each Fund's net asset value during any 90-day period.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

      o  invest in securities within certain statutory limits; and

      o distribute to its shareholders at least 90% of its net income earned during the year.

FOREIGN TAXES

With respect to the International Equity Fund, investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

SHAREHOLDERS' TAX STATUS

Shareholders of Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund and Government Income Fund are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. With respect to International Equity Fund, Limited Term Fund and Government Income Fund, no portion of any income dividend paid by one of these Funds is eligible for the dividends received deduction available to corporations.

TOTAL RETURN

   The one-year and five-year average annual total returns for the fiscal year ended February 28, 1998, and for the period from August 3, 1992 (date of initial public investment) to February 28, 1998 for Equity Fund, Limited Term Fund, and Government Income Fund were 39.74%, 20.33% and 19.36%, 6.16%, 4.87% and 5.16%, and 9.90%, 6.02% and 6.55%, respectively. The average annual total returns for the fiscal year ended February 28, 1998 and for the period from December 21, 1992 (date of initial public investment) to February 28, 1998 for Municipal Fund were 7.70% and 6.45%, respectively, The average annual total returns for the fiscal year ended February 28, 1998 and for the period from August 1, 1994 (date of initial public investment) to February 28, 1998 for Opportunity Fund were 37.81% and 25.74%, respectively.

The average annual total return for the Funds is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

   International Equity Fund's cumulative total return for the period from August 15, 1997 (date of initial public investment) to February 28, 1998, was 4.71%. Cumulative total return reflects International Equity Fund's total performance over a specific period of time. International Equity Fund's cumulative total return is representative of approximately 6 months of investment activity since International Equity Fund's effective date.

YIELD

   The yields for the thirty-day period ended February 28, 1998, for Equity Fund, Opportunity Fund, Limited Term Fund, Government Income Fund, Municipal Income Fund, and International Equity Fund were 0.26%, 0.00%, 4.69%, 4.73%, 3.59%, and 0.00%, respectively.

The yield for the Funds is determined by dividing the net investment income per share (as defined by the SEC) earned by each Fund over a thirty-day period by the offering price per share of each Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Funds because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with investments in the Funds, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

        Municipal Income Fund's tax-equivalent yield for the thirty-day period ended February 28, 1998 was 5.20%.

The tax-equivalent yield of Municipal Income Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Municipal Income Fund would have had to earn to equal its actual yield, assuming a 31% tax rate (the maximum effective federal rate for individuals) and assuming that the income of Municipal Income Fund is 100% tax-exempt.

TAX-EQUIVALENCY TABLE

Municipal Income Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal securities in Municipal Income Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                        TAXABLE YIELD EQUIVALENT FOR 1998
                            MULTISTATE MUNICIPAL FUND
      FEDERAL INCOME TAX BRACKET:

                  15.00%    28.00%       31.00%        36.00%        39.60%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


Tax-Exempt

Yield                         Taxable Yield Equivalent


        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%

        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%

        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%

        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%

        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%

        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%

        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%

        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%

        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%

        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%

        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%

        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%

        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%

        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%

        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

The Funds' performance depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates and market value of portfolio securities;

      o  changes in the Funds' expenses; and

      o  various other factors.

The performance of Equity Fund, Opportunity Fund, International Equity Fund, Limited Term Fund, Government Income Fund and Municipal Income Fund fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include but are not limited to:

      o LIPPER ANALYTICAL SERVICES, INC.(EQUITY FUND, OPPORTUNITY FUND, INTERNATIONAL EQUITY FUND, LIMITED TERM FUND AND GOVERNMENT INCOME
         FUND), ranks funds in various fund categories by making comparative calculations for one-month, three-month, one-year, and five-year periods using total return, and assumes the reinvestment of all capital gains distributions and income dividends. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Equity Fund, International Equity Fund and Opportunity Fund will quote its Lipper ranking in the "equity, growth and income, equity, growth equity, international equity and small company" category in advertising and sales literature.

      o  EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX (INTERNATIONAL EQUITY
         FUND) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

      O DOW JONES INDUSTRIAL AVERAGE ("DJIA")(EQUITY FUND AND OPPORTUNITY FUND) represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.

      O STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (EQUITY FUND AND OPPORTUNITY FUND), a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated, in Standard & Poor's figures.

      o RUSSELL 2000 SMALL STOCK INDEX (OPPORTUNITY FUND) is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

      O MORNINGSTAR, INC. (EQUITY FUND AND OPPORTUNITY FUND), an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      O NASDAQ OVER-THE-COUNTER COMPOSITE INDEX (OPPORTUNITY FUND) covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

      O MERRILL LYNCH 1-3 YEAR TREASURY INDEX (LIMITED TERM FUND) is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      O  LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX (GOVERNMENT INCOME
         FUND) is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

      o LEHMAN BROTHERS MUNICIPAL BOND INDEX (MUNICIPAL INCOME FUND) is a total return performance benchmark for the long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using municipal bonds classified as General Obligation Bonds (state and local), Revenue Bonds (excluding insured revenue bonds), Insured Bonds (includes all bond insurers with Aaa/AAA ratings), and Prerefunded Bonds.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns represent the change, over a specified period of time, in the value of an investment in the Funds based on monthly reinvestment of dividends and other investments.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

   FINANCIAL STATEMENTS

The financial statements for the fiscal year ended February 28, 1998, are incorporated herein by reference to the Annual Report of the Funds dated February 28, 1998 (File Nos. 33-46431 and 811-6607). A copy of the Funds' Annual Report may be obtained without charge by contacting the Trust.

APPENDIX

STANDARD AND POOR'S CORPORATE/MUNICIPAL BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

STANDARD AND POOR'S COMMERCIAL PAPER RATING DEFINITIONS

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

MOODY'S INVESTORS SERVICE, INC. CORPORATE/MUNICIPAL BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH IBCA, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Standard and Poor's Ratings Group Commercial Paper Ratings

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

STANDARD & POOR'S MUNICIPAL NOTE RATINGS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATIONS RATINGS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH IBCA, INC. COMMERCIAL PAPER RATINGS

F-1+(Exceptionally Strong Credit Quality)Issues assigned this rating is regarded as having the strongest degree of assurance for timely payment.

F-1--(Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Very Good Grade) Issued assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.








DG INVESTOR SERIES

MONEY MARKET FUNDS
PROSPECTUS

DG Investor Series (the "Trust") is an open-end, management investment company (a mutual fund). This combined prospectus offers investors interests in the following two separate investment portfolios (individually or collectively referred to as the "Fund" or "Funds" as the context requires), each having a distinct investment objective and policies:

     - DG Prime Money Market Fund; and


     - DG Treasury Money Market Fund (formerly, DG U.S. Government Money Market
     Fund).


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF DEPOSIT GUARANTY NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY DEPOSIT GUARANTY NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.


The Funds have also filed a Statement of Additional Information dated June 30, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-530-7377. To obtain other information, or make inquiries about the Funds, contact the Trust at the address listed in the back of this prospectus, or you can visit the DG Investor Series' Internet site on the World Wide Web at (www.dgb.com). The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated June 30, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------


  Year 2000 Statement                                                          1


SUMMARY OF FUND EXPENSES                                                       2
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           4
------------------------------------------------------

OBJECTIVE AND POLICIES OF EACH FUND                                            6
------------------------------------------------------

  Prime Money Market Fund                                                      6
  Investment Risks                                                             8
  Treasury Money Market Fund                                                   9

PORTFOLIO INVESTMENT AND STRATEGIES                                            9
------------------------------------------------------

  Repurchase Agreements                                                        9
  When-Issued and Delayed
   Delivery Transactions                                                       9
  Lending of Portfolio Securities                                             10
  Investing in Securities of Other Investment   Companies                     10

INVESTMENT LIMITATIONS                                                        10
------------------------------------------------------

TRUST INFORMATION                                                             11
------------------------------------------------------

  Management of the Trust                                                     11
  Distribution of Fund Shares                                                 11


ADMINISTRATION OF THE FUNDS                                                   13

------------------------------------------------------

  Expenses of the Funds                                                       13

NET ASSET VALUE                                                               13
------------------------------------------------------


INVESTING IN THE FUNDS                                                        14

------------------------------------------------------


  Share Purchases                                                             14

  Minimum Investment Required                                                 14
  Systematic Investment Program                                               14

EXCHANGE PRIVILEGE                                                            14
------------------------------------------------------


  Exchanging Shares                                                           15


REDEEMING SHARES                                                              15
------------------------------------------------------


  Through the Bank                                                            15

  Systematic Withdrawal Program                                               16

ACCOUNT AND SHARE INFORMATION                                                 17
------------------------------------------------------

EFFECT OF BANKING LAWS                                                        18
------------------------------------------------------

TAX INFORMATION                                                               18
------------------------------------------------------

  Federal Income Tax                                                          18
  State and Local Taxes                                                       18

PERFORMANCE INFORMATION                                                       19
------------------------------------------------------

ADDRESSES                                                                     20
------------------------------------------------------

SYNOPSIS
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Shares of the Funds are designed for retail and trust customers of Deposit Guaranty National Bank and its affiliates as a convenient means of participating in professionally managed portfolios.

As of the date of this prospectus, the Trust is composed of nine portfolios. The following two portfolios are offered in this prospectus:

     - DG Prime Money Market Fund ("Prime Money Market Fund")--seeks to provide current income consistent with stability of principal; and


     - DG Treasury Money Market Fund ("Treasury Money Market Fund")--seeks to provide current income consistent with stability of principal and liquidity by investing only in a portfolio of short-term U.S. government securities.



For information on how to purchase shares of either of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund. Subsequent investments must be in amounts of at least $50 with regard to Prime Money Market Fund, and $100 with regard to Treasury Money Market Fund.

The Funds attempt to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


YEAR 2000 STATEMENT



Like other mutual funds and business organizations worldwide, the Funds' service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Funds and their service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Funds' operations.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------
                        SHAREHOLDER TRANSACTION EXPENSES


                                                                                  DG TREASURY
                                                                               MONEY MARKET FUND
                                                                               (FORMERLY, DG U.S.
                                                              DG PRIME MONEY       GOVERNMENT
                                                               MARKET FUND     MONEY MARKET FUND)
                                                              --------------   ------------------
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)........................................       None               None
Maximum Sales Charge Imposed on Reinvested Dividends (as a
  percentage of offering price).............................       None               None
Contingent Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds, as
  applicable)...............................................       None               None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)...............................................       None               None
Exchange Fee................................................       None               None

                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver)(1)............................      0.30%              0.30%
12b-1 Fee(2)................................................      0.25%              0.00%
Total Other Expenses (after waiver)(3)......................      0.13%              0.27%
  Shareholder Services Fee(4)...............................      0.00%                     0.15%
    Total Fund Operating Expenses(5)........................      0.68%              0.57%



(1) The management fees of DG Prime Money Market Fund and DG Treasury Money Market Fund have been reduced to reflect the voluntary waivers by the adviser. The adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fee for these Funds is 0.50%.



(2) As of the date of this prospectus DG Treasury Money Market Fund is not paying or accruing 12b-1 fees. The Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. DG Treasury Money Market Fund could pay 0.25% as a 12b-1 fee to the distributor.



(3) Other expenses for DG Prime Money Market Fund have been reduced to reflect the voluntary waiver of a portion of the administration fee. The administrator can terminate this voluntary waiver at any time at it sole discretion. The maximum Total Other Expenses for DG Prime Money Market Fund was 0.19%.



(4) As of the date of this prospectus, DG Prime Money Market Fund is not paying or accruing a shareholder services fee. If the Fund were paying or accruing the shareholder services fee, the Fund would be able to pay up to 0.15% of its average daily net assets for the shareholder services fee.



(5) Total Fund Operating Expenses would have been 0.94% for the DG Prime Money Market Fund and 0.77% for the DG Treasury Money Market Fund absent the voluntary waivers described above in note (1) and note (3) above.


    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "TRUST INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



                          EXAMPLE                               1 Year     3 Years     5 Years    10 Years
                          -------                              --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end
  of each time period, and (3) payment of the maximum sales
  charge. The Funds charge no contingent deferred sales
  charges.
  DG Prime Money Market Fund................................     $ 7         $22         $38         $85
  DG Treasury Money Market Fund.............................     $ 6         $18         $32         $71



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                     NOTES
--------------------------------------------------------------------------------

DG INVESTOR SERIES MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The following table has been audited by KPMG Peat Marwick LLP, the Funds' independent auditors. Their report dated April 10, 1998 on the Funds' financial statements and financial highlights is included in the Annual Report dated February 28, 1998. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Funds.


                                                        NET ASSET                DISTRIBUTIONS
                                                         VALUE,        NET          FROM NET
                                                        BEGINNING   INVESTMENT     INVESTMENT
            YEAR ENDED FEBRUARY 28 OR 29,               OF PERIOD     INCOME         INCOME
            -----------------------------               ---------     ------         ------
DG PRIME MONEY MARKET FUND
1998(a)...............................................    $1.00        0.05          (0.05)
DG TREASURY MONEY MARKET FUND
  (FORMERLY, DG U.S. GOVERNMENT
  MONEY MARKET FUND)
1993(b)...............................................    $1.00        0.02          (0.02)
1994..................................................    $1.00        0.03          (0.03)
1995..................................................    $1.00        0.04          (0.04)
1996..................................................    $1.00        0.05          (0.05)
1997..................................................    $1.00        0.05          (0.05)
1998..................................................    $1.00        0.05          (0.05)

(a) For the period from March 10, 1997 (date of initial public investment), to February 28, 1998.

(b) Reflects operations for the period from July 1, 1992 (date of initial public investment) to February 28, 1993. For the period from March 31, 1992 (start of business) to June 30, 1992, all income was distributed to the administrator.

(c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

--------------------------------------------------------------------------------

                           RETURN TO AVERAGE NET ASSETS
                         ---------------------------------    NET ASSETS,
NET ASSET                              NET                      END OF
VALUE, END     TOTAL                INVESTMENT    EXPENSE       PERIOD
OF PERIOD    RETURN(C)   EXPENSES     INCOME     WAIVER(E)   (000 OMITTED)
---------    ---------   --------     ------     ---------   -------------
  $1.00        4.93%      0.68%(d)    4.98%(d)     0.26%(d)    $195,041
  $1.00        1.97%      0.41%(d)    2.88%(d)     0.38%(d)    $189,024
  $1.00        2.74%      0.54%       2.70%        0.20%       $189,315
  $1.00        4.06%      0.53%       3.96%        0.20%       $162,515
  $1.00        5.48%      0.51%       5.33%        0.20%       $245,647
  $1.00        4.83%      0.50%       4.74%        0.20%       $273,453
  $1.00        4.90%      0.57%       4.81%        0.20%       $349,051

OBJECTIVE AND POLICIES OF EACH FUND
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

The investment objective of Prime Money Market Fund is current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that Prime Money Market Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


Prime Money Market Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in Prime Money Market Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. Prime Money Market Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities;

     - asset-backed securities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide Prime Money Market Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow Prime Money Market Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit Prime Money Market Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." Prime Money Market Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     BANK INSTRUMENTS. Prime Money Market Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). Prime Money Market Fund will treat securities credit-enhanced with a bank's letter of credit as Bank Instruments.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

     SHORT-TERM CREDIT FACILITIES. Prime Money Market Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. Prime Money Market Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

CREDIT ENHANCEMENT. Certain of Prime Money Market Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to Prime Money Market Fund and affect its share price.

DEMAND FEATURES. Prime Money Market Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by Prime Money Market Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. Prime Money Market Fund uses these arrangements to provide Prime Money Market Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. Prime Money Market Fund may invest in restricted securities. Restricted securities are any securities in which Prime Money Market Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, Prime Money Market Fund will limit their purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.


Prime Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as Prime Money Market Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like Prime Money Market Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Prime Money Market Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of Prime Money Market Fund are quite liquid. Prime Money Market Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by Prime Money Market Fund's adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.


CONCENTRATION OF INVESTMENTS. As a matter of policy which cannot be changed without shareholder approval, Prime Money Market Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which Prime Money Market Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, Prime Money Market Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject Prime Money Market Fund to more risk than if it did not concentrate.

INVESTMENT RISKS


ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by Prime Money Market Fund's adviser in selecting investments for the Fund.

CERTAIN OTHER PORTFOLIO STRATEGIES. Prime Money Market Fund may also invest or engage in repurchase agreements, lending of portfolio securities and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

TREASURY MONEY MARKET FUND


The investment objective of Treasury Money Market Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that Treasury Money Market Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "Act") which regulates money market mutual funds and by following the investment policies described in this prospectus.

Treasury Money Market Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury securities. The average maturity of U.S. Treasury securities in its portfolio, computed on a dollar-weighted basis, will be 90 days or less, and the Treasury Money Market Fund will invest only in securities with remaining maturities of 13 months or less at the time of purchase. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. Treasury Money Market Fund invests only in short-term U.S. Treasury securities which are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States.

CERTAIN OTHER PORTFOLIO STRATEGIES. Treasury Money Market Fund may also invest or engage in repurchase agreements, lending of portfolio securities and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

Certain securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES


In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral at all times equal to at least 100% of the value of the securities loaned.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The Funds will not:


     - borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under the following certain circumstances: Treasury Money Market Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; and Prime Money Market Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.


The above limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Treasury Money Market Fund will not:


     - invest more than 10% of its respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by ParkSouth Corporation, (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of portfolio instruments.


ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50% of the Funds' average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.



ADVISER'S BACKGROUND. ParkSouth Corporation is a registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth is a subsidiary of Deposit Guaranty National Bank (the "Bank"), a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.


On or about May 1, 1998, DGC merged with First American Corporation, another bank holding company. Under the Act, this merger resulted in the assignment and termination of the Funds' investment advisory contract with ParkSouth. Pursuant to an exemptive order granted to the Funds by the SEC, the Funds entered into a new investment advisory contract with ParkSouth without the approval of shareholders. The new contract is substantially identical to the old investment advisory contract. The Funds have undertaken to seek shareholder approval of the new contract prior to September 30, 1998.

ParkSouth manages, in addition to the Funds in the DG Investor Series, $320 million in common trust fund assets as of December 31, 1997. ParkSouth (which succeeded to the investment advisory business of the Bank in 1997), or the Bank, have served as the adviser to the Trust since May 5, 1992.

As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationships will not be a factor in the selection of securities.

DISTRIBUTION OF FUND SHARES


Federated Securities Corp. is the principal distributor for the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS. Under a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Funds may pay to the distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the Funds to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers. Treasury Money Market Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitations as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

In addition, the Funds have adopted a Shareholder Services Plan (the "Services Plan") with respect to its shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Funds to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from each Fund at a rate not exceeding 0.15% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee with respect to the average net asset value of shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Funds.

ADMINISTRATION OF THE FUNDS
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


     MAXIMUM                      AVERAGE AGGREGATE
ADMINISTRATIVE FEE          DAILY NET ASSETS OF THE TRUST
------------------       -----------------------------------
      0.15%                   on the first $250 million
      0.125%                  on the next $250 million
      0.10%                   on the next $250 million
      0.075%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $100,000 per portfolio. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

EXPENSES OF THE FUNDS

Each Fund pays all of its own expenses and its allocable share of Trust expenses.

These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Fund and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting, and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Funds attempt to stabilize the net asset value of shares at $1.00 by valuing their portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Funds cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Fund shares may be ordered by telephone through procedures established with the Bank in connection with qualified account relationships. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed upon minimum are invested automatically in Fund shares. The Fund reserves the right to reject any purchase request.

THROUGH THE BANKS. To place an order to purchase shares of the Funds, open an account by calling Deposit Guaranty National Bank at (800) 748-8500. Information needed to establish the account will be taken over the telephone.

Payment may be made by either check, federal funds or by debiting a customer's account at the Banks.

Purchase orders must be received by 11:00 a.m. (Eastern time). Payment is required before 3:00 p.m. (Eastern time) on the same business day in order to earn dividends for that day.


CASH SWEEP PROGRAM. Shareholders of the Funds can have cash accumulations in demand deposit accounts with subsidiaries or affiliates of the Bank automatically invested in Prime Money Market Fund or Treasury Money Market Fund on a day selected by the institution and its customer or when the demand deposit account reaches a predetermined dollar amount. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Funds is $1,000. Subsequent investments may be in amounts of $50 or more with regard to the Prime Money Market Fund, and $100 or more with regard to the Treasury Money Market Fund. The Funds may waive the initial minimum investment for employees of Deposit Guaranty Corp. and its affiliates from time to time.

SYSTEMATIC INVESTMENT PROGRAM

Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares. A shareholder may apply for participation in this program through the Bank.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

All shareholders of the Funds are shareholders of DG Investor Series, which, in addition to the Funds, is composed of the following seven portfolios: DG Equity Fund, DG Opportunity Fund, DG Interna-tional Equity Fund, DG Mid Cap Fund, DG Limited Term Government Income Fund, DG Government Income Fund, and DG Municipal Income Fund.

Shareholders in any of the Funds have easy access to all of the other Funds.

EXCHANGING SHARES

Shareholders of any Fund in DG Investor Series may exchange shares for the shares of any other Fund in DG Investor Series. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Fund into which an exchange is to be effected. Shares may be exchanged at net asset value, plus the difference between the sales charge (if any) already paid and any sales charge of the Fund into which shares are to be exchanged, if higher.

When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a sales charge would be at net asset value.


Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling the Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Bank receives the redemption request. Redemptions will be made on days on which the Funds computes their net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on Federal holidays when wire transfers are restricted. Requests for redemption can be made by telephone or by mail.


THROUGH THE BANK


BY TELEPHONE. A shareholder who is a customer of the Bank may redeem shares of a Fund by calling Deposit Guaranty National Bank at (800) 748-8500.

For orders received before 11:00 a.m. (Eastern time), proceeds will normally be wired the same day to the shareholder's account at the Bank or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared on the day the redemption request was received.

Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Funds to accept telephone requests must first be completed. Authorization forms and information on this service are available from the Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Shareholder Services Company or the Bank.

If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


BY MAIL. Any shareholder may redeem Fund shares by sending a written request to the Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail. Shareholders should call the Bank for assistance in redeeming by mail.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than on record with the Funds, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");


     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


     - a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or


     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and Federated Shareholder Services Company have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and Federated Shareholder Services Company reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the Bank.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Funds unless cash payments are requested by writing to the Funds or the Bank as appropriate. Purchase orders must be received by the Bank before 11:00 a.m. (Eastern time). Payment is required before 3:00 p.m. (Eastern time) on the same business day in order to earn dividends for that day.


CAPITAL GAINS. The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of each Fund gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Funds' operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.


As of June 1, 1998, National Financial Services Corp., New York, NY, for the exclusive benefit of its customers, was the owner of record of approximately 213,481,023 shares (99.59%) of Prime Money Market Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of June 1, 1998, Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 197,002,462 shares (65.04%) of Treasury

Money Market Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or bank or non-bank affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer.

Some entities providing services to the Funds are subject to such banking laws and regulations. They believe, based on the advice of counsel, that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


Each Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the individual Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. The Funds will provide detailed tax information for reporting purposes.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Funds advertise their yield, effective yield and total return.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

DG Investor Series
                    DG Prime Money Market Fund                           5800 Corporate Drive
                    DG Treasury Money Market Fund                        Pittsburgh, PA 15237-7010
                    (formerly, DG U.S. Government
                    Money Market Fund)
-------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                           Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    ParkSouth Corporation                                P.O. Box 1200
                                                                         Jackson, MS 39215-1200
-------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                  P.O. Box 1713
                                                                         Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company               Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------------------

Independent Accountants
                    KPMG Peat Marwick LLP                                One Mellon Bank Center
                                                                         Pittsburgh, PA 15219
-------------------------------------------------------------------------------------------------------------------

Deposit Guaranty National Bank                                           DGB-14
                    Mutual Funds Services                                P.O. Box 1200
                                                                         Jackson, MS 39215-1200
-------------------------------------------------------------------------------------------------------------------









                               DG INVESTOR SERIES
                               MONEY MARKET FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION












     This Statement of Additional Information relates to the following two portfolios (individually or collectively referred to as the "Fund" or "Funds" as the context requires) of DG Investor Series (the "Trust"):

              DG Prime Money Market Fund ("Prime Money Market Fund"); and

              DG Treasury Money Market Fund ("Treasury Money Market Fund")
                (formerly, DG U.S. Government Money Market Fund).

     This Statement of Additional Information should be read with the prospectus of the Funds dated June 30, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-530-7377, or you can visit the DG Investor Series' Internet site on the World Wide Web at (www.dgb.com).

     DG INVESTOR SERIES
     DG PRIME MONEY MARKET FUND
     DG TREASURY MONEY MARKET FUND
     5800 CORPORATE DRIVE
     PITTSBURGH, PENNSYLVANIA 15237-7010

                          Statement dated June 30, 1998
[GRAPHIC OMITTED]

     Cusip 23321N707
     Cusip 23321N608
     G00499-12 (6/98)

TABLE OF CONTENTS

                                                                            I

INVESTMENT OBJECTIVES AND POLICIES     1

PRIME MONEY MARKET FUND                1
  Acceptable Investments               1
  U.S. Government Securities           1
  Bank Instruments                     1
  Ratings                              1

TREASURY MONEY MARKET FUND             1
  Types of Investments                 1

INVESTMENT POLICIES AND STRATEGIES     2
  Repurchase Agreements                2
  Reverse Repurchase Agreements        2
  Credit Enhancement                   2
  When-Issued and Delayed
   Delivery Transactions               2
  Investing in Securities of Other
   Investment Companies                3
  Lending of Portfolio Securities      3

INVESTMENT LIMITATIONS                 3
  Regulatory Compliance                4

DG INVESTOR SERIES MANAGEMENT          5
  Trust Ownership                      9
  Trustees' Compensation              10
  Trustee Liability                   10

INVESTMENT ADVISORY SERVICES          10
  Investment Adviser                  10
  Advisory Fees                       11

BROKERAGE TRANSACTIONS                11



OTHER SERVICES                        11
  Fund Administration                 11
  Custodian                           11
  Transfer Agent, Dividend Disbursing
   Agent, and Shareholder Servicing Agent    11
  Independent Auditors                12

PURCHASING SHARES                     12
  Distribution and Shareholder Services Plans   12
  Conversion to Federal Funds         12

DETERMINING NET ASSET VALUE           12

EXCHANGE PRIVILEGE                    13
  Requirements for Exchange           13
  Making an Exchange                  13

REDEEMING SHARES                      13
  Redemption in Kind                  13

MASSACHUSETTS PARTNERSHIP LAW         13

TAX STATUS                            13
  The Funds' Tax Status               13
  Shareholders' Tax Status            14

PERFORMANCE INFORMATION               14
  Yield                               14
  Effective Yield                     14
  Total Return                        14
  Performance Comparisons             14
  Economic and Market Information     15

FINANCIAL STATEMENTS                  15

INVESTMENT OBJECTIVES AND POLICIES

The prospectus discusses the objective of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. On August 20, 1997, the Trustees of DG Investor Series approved changing the name of the fund from DG U.S. Government Money Market Fund to DG Treasury Money Market Fund. This change became effective October 1, 1997. PRIME MONEY MARKET FUND

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

     The types of U.S. government securities in which the Prime Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o  the full faith and credit of the U.S. Treasury;

      o  the issuer's right to borrow from the U.S. Treasury;

      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

      o  the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS

   The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Prime Money Market Fund may invest in:
Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

RATINGS

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Prime Money Market Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

TREASURY MONEY MARKET FUND

TYPES OF INVESTMENTS

Treasury Money Market Fund invests only in short-term U.S. Treasury securities which are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States.

    VARIABLE RATE U.S. TREASURY SECURITIES

         Some of the short-term U.S. Treasury securities Treasury Money Market Fund may purchase have variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

         Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. Treasury securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. Treasury securities.

Treasury Money Market Fund may purchase variable rate U.S. Treasury securities upon the determination by the Fund that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

INVESTMENT POLICIES AND STRATEGIES

REPURCHASE AGREEMENTS

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In reverse repurchase agreements, the Funds transfer possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agree that on a stipulated date in the future the Funds will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Funds, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

CREDIT ENHANCEMENT

The Prime Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

     The Treasury Money Market Fund does not anticipate investing more than 5% of its respective total assets in when-issued and delayed delivery transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Funds lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination at the option of the Funds or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

      The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Funds will not issue senior securities except that the Funds may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of their total assets, including the amounts borrowed.

      The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

PLEDGING ASSETS

      The Funds will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

LENDING CASH OR SECURITIES

      The Funds will not lend any assets, except portfolio securities and except that the Funds may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions permitted by their investment objective, policies, and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES

      The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

      Treasury Money Market Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities secured by real estate or interests in real estate.

UNDERWRITING

      The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with a Fund's investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

      Prime Money Market Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% or more of the value of its total assets in commercial paper issued by finance companies. The Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS

      With respect to securities comprising 75% of the value of its total assets, the Prime Money Market Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

      The Funds will not invest more than 10% of the value of their net assets in illiquid securities, including securities not determined by the Trustee to be liquid and repurchase agreements providing for settlement in more than seven days after notice, and with respect to the Prime Money Market Fund, non-negotiable time deposits.

INVESTING FOR CONTROL

      Prime Money Market Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS

      The Funds will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

     Prime Money Market Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

REGULATORY COMPLIANCE

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of its assets in the securities of any one issuer, although Treasury Money Market Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. Treasury Money Market Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of their investments , as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

   DG INVESTOR SERIES MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with DG Investor Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc., Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Member of the Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director of Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.


Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939

Trustee

Director of Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director of Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Director of Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director of Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director of Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Director of Trustee of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director of Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director of Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director of Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director of Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

President or Vice President of some of the Funds; Director of Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA

Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

     As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc.

TRUST OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

   As of June 1, 1998, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Market Fund: Deposit Guaranty National Bank, Jackson, MS, acting in various capacities for numerous accounts was the owner of record of approximately 197,002,462 shares (65.04%); RELICO Reliance Trust Company, Atlanta, GA, acting in various capacities for numerous accounts, was the owner of record of approximately 18,712,360 shares (6.18%);.and Commercial National Bank, Jackson, MS, acting in various capacities for numerous accounts, was the owner of record of approximately 58,848,328 shares (19.43%).

As of June 1, 1998, the following shareholder of record owned 5% or more of the outstanding shares of Prime Money Market Fund: National Financial Services Corp., New York, NY, for the exclusive benefit of its customers, was the owner of record of approximately 212,614 shares (99.59%).

TRUSTEES' COMPENSATION

Name ,                        Aggregate
Position With                 Compensation From
Trust                         Trust+
   John F. Donahue,           $0
Chairman and Trustee
Thomas G. Bigley,             $402.17
Trustee
John T. Conroy, Jr.,          $442.46
Trustee
Nicholas P. Constantakis++,   $140.71
Trustee

William J. Copeland,          $442.46
Trustee
James E. Dowd,                $442.46
Trustee
Lawrence D. Ellis, M.D.,      $402.17
Trustee
Edward L. Flaherty, Jr.,      $442.46
Trustee
Edward C. Gonzales,           $0
President, Treasurer and Trustee
Peter E. Madden,              $402.17
Trustee
John E. Murray, Jr.,          $402.17
Trustee
Wesley W. Posvar,             $402.17
Trustee
Marjorie P. Smuts,            $402.17
Trustee
+The aggregate compensation is provided for the Trust which is currently comprised of nine portfolios. Information is furnished for the fiscal year ended February 28, 1998.

++Mr. Constantakis became a member of the Board of Trustees on February 23, 1998.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrong doing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Funds' investment adviser is ParkSouth Corporation (the "Adviser"), a subsidiary of Deposit Guaranty National Bank, a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. The Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls maintained by Deposit Guaranty National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Deposit Guaranty National Bank's or its affiliates' lending relationships with an issuer.

ADVISORY FEES

   For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, the Adviser earned fees from Treasury Money Market Fund of $1,407,882, $1,138,567, and $1,044,577,
respectively, of which $563,153, $455,427, and $417,831, respectively, were voluntarily waived. For the period from March 10, 1997 (start of business) to February 28, 1998, the Adviser earned advisory fees from Prime Money Market Fund of $810,951, of which $324,380 were voluntarily waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, Treasury Money Market Fund paid no brokerage commissions on brokerage transactions. For the period from March 10, 1997 (start of business) to February 28, 1998, Prime Money Market Fund paid no brokerage commissions on brokerage transactions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

   Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for a fee as described in the prospectus. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, the administrator earned $278,821, $248,304, and $244,926, respectively, on behalf of Treasury Money Market Fund, none of which was waived. For the period from March 10, 1997 (start of business) to February 28, 1998, the administrator earned $160,588 on behalf of Prime Money Market Fund, $95,518 of which were waived.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND SHAREHOLDER SERVICING AGENT

   Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, Inc., serves as transfer agent for the shares of the Funds, dividend disbursing agent for the Funds, and shareholder servicing agent for the Funds.

INDEPENDENT AUDITORS

The independent auditors for the Fund are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES
Shares of the Funds are sold at their net asset value next determined after an order is received on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund." DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

These arrangements permit the payment of fees to financial institutions to stimulate distribution activities and services to shareholders provided by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their investment objectives. By identifying potential investors whose needs are served by the Funds' objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

   For the fiscal year ended February 28, 1998, Treasury Money Market Fund made no payments pursuant to the Distribution Plan. For the period from March 10, 1997 (start of business) to February 28, 1998, Prime Money Market Fund made payments pursuant to the Distribution Plan of $405,475. In addition, for the fiscal year ended February 28, 1998, Treasury Money Market Fund, made payments pursuant to the Shareholder Services Plan of $275,682. For the period from March 10, 1997 (start of business) to February 28, 1998, Prime Money Market Fund made no payments pursuant to the Shareholder Services Plan.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Deposit Guaranty National Bank (the "Bank"), as well as Federated Shareholder Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Funds computed by dividing the annualized daily income on the Funds' portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Funds' investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

EXCHANGE PRIVILEGE
REQUIREMENTS FOR EXCHANGE

Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.
Further information on the exchange privilege may be obtained by calling the Funds.
MAKING AN EXCHANGE

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

REDEEMING SHARES

Shares of the Funds are redeemed at the next computed net asset value after the Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Funds intend to redeem shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Funds' portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable. The Funds have elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of each Fund's net asset value during any 90-day period.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX STATUS
THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:
    o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

     Shareholders of the Funds are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. No portion of any income dividend paid by the Funds is eligible for the dividends received deduction available to corporations.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Funds, the performance will be reduced for those shareholders paying those fees.

YIELD

   The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

     Treasury Money Market Fund's and Prime Money Market Fund's yields for the seven-day period ended February 28, 1998 were 4.73% and 4.93%, respectively.


EFFECTIVE YIELD

        The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

     Treasury Money Market Fund's and Prime Money Market Fund's effective yields for the seven-day period ended February 28, 1998 were 4.85% and 5.05%, respectively.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

   The Treasury Money Market Fund's average annual total returns for the one-year and five-year periods ended February 28, 1998, and for the period from March 31, 1992 (date of initial public investment) to February 28, 1998, were 4.90%, 4.40% and 4.23%, respectively.

Prime Money Market Fund's cumulative total return for the period from March 10, 1997 (date of initial public investment) to February 28, 1998, was 4.93%. Cumulative total return reflects Prime Money Market Fund's total performance over a specific period of time. Prime Money Market Fund's cumulative total return is representative of approximately 11 months of investment activity since Prime Money Market Fund's effective date.

PERFORMANCE COMPARISONS

   Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

      O LIPPER ANALYTICAL SERVICES, INC. , ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

      o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

      o MONEY , a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

      O BANK RATE MONITOR(C) NATIONAL INDEX , Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

      O DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES (TREASURY MONEY MARKET FUND), for example, is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

      O SALOMON 30-DAY TREASURY BILL INDEX (TREASURY MONEY MARKET FUND) is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.
   FINANCIAL STATEMENTS

The financial statements for the fiscal year ended February 28, 1998, are incorporated herein by reference to the Annual Report of the Funds dated February 28, 1998 (File Nos. 33-46431 and 811-6607). A copy of the Funds' Annual Report may be obtained without charge by contacting the Trust.







PART C.    OTHER INFORMATION.
Item 24.    Financial Statements and Exhibits:
            (a) Financial Statements: (1-8) Incorporated by reference to the Registrant's Annual Reports dated February 28, 1998
                  (File Nos. 33-46431 and 811-6607); (9) To be filed by
                  amendment.
            (b)   Exhibits:
                   (1)  (i)    Conformed copy of Declaration of Trust of the
                               Registrant; (1)
                        (ii)   Conformed copy of Amendment No. 1 of Declaration
                               of Trust of the Registrant; (2)
                        (iii)  Conformed copy of Amendment No. 3 of Declaration
                               of Trust of the Registrant; (4)
                        (iv)   Conformed copy of Amendment to the Declaration
                               of Trust of the Registrant dated May 17, 1994;(8)
                   (2)  (i)    Copy of By-Laws of the Registrant; (1)
                        (ii)   Copy of Amendment No. 3 to the By-Laws of the
                               Registrant; +
                        (iii)  Copy of Amendment No. 4 to the By-Laws of the
                               Registrant; +
                        (iv)   Copy of Amendment No. 5 to the By-Laws of the
                               Registrant; +
                   (3)         Not applicable;
                   (4)  (i)    Copy of Specimen Certificate for Shares of
                               Beneficial Interest of DG U.S. Government Money
                               Market Fund; (3)
                        (ii)   Copy of Specimen Certificate for Shares of
                               Beneficial Interest of DG Limited Term
                               Government Income Fund; (3)
                        (iii)  Copy of Specimen Certificate for Shares of
                               Beneficial Interest of DG Government Income
                               Fund; (3)
                        (iv)   Copy of Specimen Certificate for Shares of
                               Beneficial Interest of DG Equity Fund (3);
                        (v)    Copy of Specimen Certificate for Shares of
                               Beneficial Interest of DG Municipal Income; (6)
                        (vi)   Copy of Specimen Certificate for Shares of
                               Beneficial Interest of DG Opportunity Fund; (8)

+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 18, 1992. (File Nos. 33-46431 and 811-6607)

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992. (File Nos. 33-46431 and 811-6607)

6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)

                        (vii) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Prime Money Market Fund; (12)
                        (viii) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Mid Cap Fund; (17) (ix) Copy of Specimen Certificate for Shares of Beneficial Interest of DG International Equity Fund; (13)
                   (5)  (i)   Conformed copy of Investment Advisory
                              Contract of Registrant; (13)
                        (ii)  Conformed copy of Exhibit I to the  Investment
                              Advisory Contract of Registrant; (15);
                        (iii) Conformed copy of Sub-Advisory Agreement between Deposit Guaranty National Bank and Commercial National Bank; (6)
                               (a) Conformed copy of Exhibit A for DG Equity Fund; (8)
                               (b)  Conformed copy of Exhibit B for DG
                                    Government Income Fund; (8)
                               (c) Conformed copy of Exhibit C for DG Limited Term Government Income Fund; (8)
                               (d)  Conformed copy of Exhibit D for DG
                                    Municipal Income Fund; (8)
                               (e)  Conformed copy of Exhibit E for DG
                                    Opportunity Fund; (9)
                        (iv) Conformed copy of Sub-Advisory Agreement between ParkSouth Corporation and Lazard Asset Management; (13)
                        (v) Conformed copy of Sub-Advisory Agreement between ParkSouth Corporation and Bennett Lawrence Management, LLC; (17)
                   (6) (i) Conformed copy of Distributor's Contract of the Registrant; (3) (ii) Copy of Exhibit B for DG Limited Term Government Income Fund; (8)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)

6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996. (File Nos. 33-46431 and 811-6607)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed August 22, 1997. (File Nos. 33-46431 and 811-6607)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed October 29, 1997. (File Nos. 33-46431 and 811-6607)

                        (iii) Conformed copy of Exhibit C for DG Government Income Fund; (8) (iv) Conformed copy of Exhibit D for DG Equity Income Fund; (8) (v) Conformed copy of Exhibit E for DG Municipal Income Fund; (8) (vi) Conformed copy of Exhibit F for DG Opportunity Fund; (9) (vii) Conformed copy of Exhibit G for DG Prime Money Market Fund; (13)
                        (viii) Conformed copy of Exhibit H for DG International Equity Fund; (13) (ix) Conformed copy of Exhibit I for DG Mid Cap Fund (14) (x) Conformed copy of Exhibit J for DG U.S. Government Money Market Fund; +
                   (7)  Not applicable
                   (8)  Conformed copy of Custodian Agreement of the
                        Registrant; (6)
                        (i)   Conformed copy of Domestic Custody Fee
                              Schedule; (17)
                   (9)  (i)   Conformed copy of Transfer Agency and Service
                              Agreement of Registrant; (6)
                        (ii)  Conformed copy of Administrative Services
                              Agreement; +
                        (iii) Conformed copy of Shareholder Services
                              Agreement; (13)
                        (iv)  Conformed copy of Shareholder Services Plan; (9)
                        (v)   Conformed copy of Exhibit A to Shareholder
                              Services Plan; (9)
                        (vi)  Conformed copy of Exhibit B, to Shareholder
                              Services Plan; (13)
                        (vii) Conformed copy of Exhibit C to Shareholder
                              Services Plan; (13)
                        (viii)Conformed copy of Exhibit D to Shareholder
                              Services Plan; (13)
                        (ix)  Conformed copy of Exhibit E to Shareholder
                              Services Plan; (13)
                        (x)   Conformed copy of Exhibit F to Shareholder
                              Services Plan; (13)
                        (xi)  Conformed copy of Exhibit G to Shareholder
                              Services Plan; (13)

+     All exhibits have been filed electronically.

6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607);

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed June 26, 1997. (File Nos. 33-46431 and 811-6607)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed October 29, 1997. (File Nos. 33-46431 and 811-6607)

                        (xii) Conformed copy of Exhibit H to Shareholder Services Plan; (13) (xiii) Conformed copy of Exhibit I to Shareholder Services Plan; (13) (xiv) Conformed copy of Exhibit J to Shareholder Services Plan; +
                  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (11)
                  (11) Conformed copy of Consent of Independent Public Accountants; +
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital Understanding; (2)
                  (14)  Not applicable;
                  (15)  (i)    Copy of Distribution Plan of the Registrant; (2)
                        (ii) Conformed copy of Exhibit B for DG Limited Term Government Income Fund; (8) (iii) Conformed copy of Exhibit C for DG Government Income Fund; (8) (iv) Conformed copy of Exhibit D for DG Equity Fund; (8) (v) Conformed copy of Exhibit E for DG Municipal Income Fund; (8) (vi) Conformed copy of Exhibit F for DG Opportunity Fund; (9) (vii) Conformed copy of Exhibit G for DG Prime Money Market Fund; (13) (viii) Conformed copy of Exhibit H for DG International Equity Fund; (13)
                        (ix) Conformed copy of Exhibit I for DG Mid Cap Fund;
                        (13) (x) Conformed copy of Exhibit J for DG U.S. Government Money Market Fund; + (xi) Copy of Rule 12b-1 Agreement of the Registrant; (8)


+     All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed June 24, 1996. (File Nos. 33-46431 and 811-6607)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)

                  (16)  (i)    Schedule for Computation of Fund Performance
                               Data for DG Equity Fund; (5)
                        (ii)   Schedule for Computation of Fund Performance
                               Data for DG Government Income Fund; (5)
                        (iii)  Schedule for Computation of Fund Performance
                               Data for DG Limited Term Government Income
                               Fund; (5)
                        (iv)   Schedule for Computation of Fund Performance
                               Data for DG U.S. Government Money Market
                               Fund; (5)
                        (v)    Schedule for Computation of Fund Performance
                               Data for DG Municipal Income Fund; (6)
                        (vi)   Schedule for Computation of Fund Performance
                               Data for DG Opportunity Fund; (9)
                        (vii)  Schedule for Computation of Fund Performance
                               Data for DG Prime Money Market Fund; (16)
                        (viii) Schedule for Computation of Fund Performance
                               Data for DG International Equity Fund; (17)
                  (17)  Copy of Financial Data Schedules; +
                  (18)  Not applicable.
                  (19)  Conformed copy of Power of Attorney; +

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                       as of June 1, 1998

            Shares of beneficial interest
             (no par value)

            DG Treasury Money Market Fund (formerly,
             DG U.S. Government Money Market Fund)          101

            DG Limited Term Government
             Income Fund                                    152

            DG Government Income Fund                       190

            DG Equity Fund                                  2,951

            DG Municipal Income Fund                        114




+     All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.3 on Form N-1A filed October 28, 1992. (File Nos. 33-46431 and 811-6607)

6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed August 25, 1997. (File Nos. 33-46431 and 811-6607)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed October 29, 1997. (File Nos. 33-46431 and 811-6607)

            DG Opportunity Fund                             1,003

            DG Prime Money Market Fund                      10

            DG International Equity Fund                    45

            DG Mid Cap Fund...............                  2

Item 27.   Indemnification:  (4)

Item 28.   Business and Other Connections of Investment Adviser:

            (a) ParkSouth Corporation is a registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth Corporation is a subsidiary of Deposit Guaranty National Bank, a national banking association formed in 1925, which, in turn, is a subsidiary of Deposit Guaranty Corp ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.

                 ParkSouth Corporation manages, in addition to the Funds in the DG Investor Series, $320 million in common trust fund assets as of December 31, 1997. ParkSouth Corporation (which suceeded to the investment advisory business of Deposit Guaranty National Bank in 1997) or Deposit Guaranty National Bank have served as the Trust's investment adviser since May 5, 1992.

                 The principal executive officers of the funds' investment adviser, and the Directors of the funds' investment adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Deposit Guaranty National Bank.
                                                        Other Substantial
                                Position With           Business,Profession,
   Name                         the Adviser             Vocation or Employment

E.B. Robinson, Jr.              Chairman of the Board
                                and Chief Executive

Howard L. McMillan, Jr.         President and Chief
                                Operating Officer

William R. Boone                Executive Vice President

Thomas M. Hontzas               Executive Vice President

W. Parks Johnson                Executive Vice President

James S. Lenoir                 Executive Vice President

W. Stanley Pratt                Executive Vice President

Arlen L. McDonald               Executive Vice President
                                and Chief Financial Officer

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992. (File Nos. 33-46431 and 811-6607)

                                    DIRECTORS

Haley R. Barbour           Warren A. Hood, Jr.        W.R. Newman, III

Michael B. Bemis           Charles L. Irby            John N. Palmer

W. Randolph James          E.B. Robinson, Jr.         Sharon S. Greener

Booker T. Jones            Robert D. Robinson         Robert L.T. Smith, Jr.

Howard L. McMillan, Jr.    Douglas A. Herring         Richard McRae,Jr.

J. Kelley Williams

     (b) Lazard Asset Management, a division of Lazard & Co. LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Asset Management provides investment management services to client discretionary accounts with assets totalling approximately $60 billion as of December 31, 1997. Lazard Asset Management serves as Sub-Adviser to DG International Equity Fund.

          Lazard Asset Management is managed by members who are referred to as Managing Directors and are as follows: Norman Eig; Herbert W. Gullquist; Thomas F. Dunn; Robert P. Morgenthau; Ira O. Handler, Michael P. Triguboff, John R. Reinsberg, Michael S. Rome; Alexander E. Zagoreos; Larry Kohn; and Eileen Alexanderson.

     (c) Bennett Lawrence Management, LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission. Bennett Lawrence Management, LLC provides investment management services to client discretionary accounts with assets totalling approximately $910 million as of December 31, 1997. Bennett Lawrence Management, LLC serves as Sub-Adviser to DG Mid Cap Fund.

          Bennett Lawrence Management, LLC is managed by S. Van Zandt Schreiber, Managing Member and Chief Portfolio Manager, Robert W. Deaton, Member and Associate Portfolio Manager, Brendan J. Contant, Member and Marketing Director and Jane H. Fisher, Member and Operations Director.

     (d) Womack Asset Management, Inc. is registered as an investment adviser with the Securities and Exchange Commission. Womack Asset Management, Inc. provides investment management services to client discretionary accounts with assets totaling approximately $150 million as of February 28, 1998. Womack Asset Management, Inc. serves as Sub-Adviser to DG Opportunity Fund.

          Womack Asset Management, Inc. is managed by William A. Womack, President and Director.

Item 29.    Principal Underwriters:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

            111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
            Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         President,
Federated Investors Tower     President, Federated,            Treasurer, and
Pittsburgh, PA 15222-3779     Securities Corp.                 Trustee

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Robert D. Oehlschlager        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                      Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

Federated Shareholder Services Company          Federated Investors Tower
("Transfer Agent, Dividend                      1001 Liberty Avenue
Disbursing Agent and                            Pittsburgh, PA  15222-3779
Shareholder Servicing Agent")

Federated Administrative Services               Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

ParkSouth Corporation                           P.O. Box 1200
("Adviser")                                     Jackson,MS 39215-1200

Lazard Asset Management                         30 Rockefeller Plaza
("Sub-Adviser to DG International               New York, NY 10020
Equity Fund")

Bennett Lawrence Management, LLC                757 Third Avenue, 19th Floor
("Sub-Adviser to DG Mid Cap                     New York, NY 10017
Fund")

Womack Asset Management, Inc.                   2120 Deposit Guaranty Plaza
("Sub-Adviser to DG Opportunity                 Jackson, MS 39201
Fund")

State Street Bank and Trust Company             P.O. Box 8600
("Custodian")                                   Boston, MA 02266-8600

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

               Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, DG INVESTOR SERIES, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of June, 1998.

                               DG INVESTOR SERIES

                  BY: /s/Gail Cagney
                  Gail Cagney, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  June 29, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Gail Cagney
    Gail Cagney                   Attorney In Fact          June 29, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer and Trustee
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney